Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
July 31, 2023
ZEI-NPRT3-0923
1.9881632.106
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 4.9%
Ampol Ltd.	16,496	363,990
AngloGold Ashanti Ltd.	28,133	623,981
ANZ Group Holdings Ltd.	203,327	3,527,557
APA Group unit	80,623	541,545
Aristocrat Leisure Ltd.	39,396	1,040,762
ASX Ltd.	13,004	542,518
Aurizon Holdings Ltd.	121,159	310,067
BHP Group Ltd.	343,695	10,621,865
BlueScope Steel Ltd.	32,462	476,215
Brambles Ltd.	94,336	891,552
Cochlear Ltd.	4,508	724,243
Coles Group Ltd.	90,802	1,109,439
Commonwealth Bank of Australia	114,338	8,118,616
Computershare Ltd.	38,258	644,503
DEXUS Property Group unit	71,778	396,313
EBOS Group Ltd.	10,117	242,235
Endeavour Group Ltd.	99,789	407,532
Flutter Entertainment PLC (a)	1,649	328,229
Flutter Entertainment PLC (Ireland) (a)	10,355	2,059,605
Fortescue Metals Group Ltd.	115,287	1,678,862
Glencore PLC	725,063	4,409,425
Goodman Group unit	116,087	1,601,620
IDP Education Ltd.	17,765	296,887
IGO Ltd.	47,480	440,114
Insurance Australia Group Ltd.	167,647	667,768
Lendlease Group unit	44,908	260,321
Macquarie Group Ltd.	24,989	2,937,562
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	7
Medibank Private Ltd.	190,364	448,815
Mineral Resources Ltd.	11,641	558,530
Mirvac Group unit	270,160	424,632
National Australia Bank Ltd.	212,798	4,076,369
Newcrest Mining Ltd.	61,078	1,095,554
Northern Star Resources Ltd.	76,647	592,578
Orica Ltd.	30,286	320,404
Origin Energy Ltd.	116,694	663,907
Pilbara Minerals Ltd.	179,408	583,260
Qantas Airways Ltd. (a)	57,463	252,044
QBE Insurance Group Ltd.	101,299	1,073,031
Ramsay Health Care Ltd.	12,136	480,220
REA Group Ltd.	3,534	373,943
Reece Ltd.	15,209	200,231
Rio Tinto Ltd.	25,353	1,993,656
Rio Tinto PLC	76,463	5,054,036
Santos Ltd.	220,923	1,188,785
Scentre Group unit	364,489	687,965
SEEK Ltd.	24,382	407,797
Sonic Healthcare Ltd.	30,587	722,167
South32 Ltd.	306,533	807,162
Stockland Corp. Ltd. unit	157,404	446,173
Suncorp Group Ltd.	84,335	806,098
Telstra Group Ltd.	273,881	783,695
The GPT Group unit	132,250	385,532
The Lottery Corp. Ltd.	148,896	517,070
Transurban Group unit	209,649	2,019,376
Treasury Wine Estates Ltd.	51,420	388,562
Vicinity Centres unit	269,081	356,965
Washington H. Soul Pattinson & Co. Ltd.	15,650	346,374
Wesfarmers Ltd.	77,235	2,575,780
Westpac Banking Corp.	237,832	3,568,854
WiseTech Global Ltd.	11,337	653,296
Woodside Energy Group Ltd.	128,804	3,319,947
Woolworths Group Ltd.	82,525	2,140,785
TOTAL AUSTRALIA		85,576,926
Austria - 0.1%
Erste Group Bank AG	23,368	883,329
Mondi PLC	30,103	527,529
Mondi PLC	3,073	53,673
OMV AG	9,661	435,513
Verbund AG	4,613	382,175
Voestalpine AG	7,900	261,450
TOTAL AUSTRIA		2,543,669
Belgium - 0.5%
Ageas	11,008	466,340
Anheuser-Busch InBev SA NV	58,912	3,370,100
D'ieteren Group	1,430	249,522
Elia Group SA/NV	1,962	241,393
Groupe Bruxelles Lambert SA	6,872	555,651
KBC Group NV	16,916	1,273,179
Sofina SA	972	231,056
Solvay SA Class A	5,125	614,772
UCB SA	8,466	749,510
Umicore SA	14,921	441,888
Warehouses de Pauw	10,941	323,356
TOTAL BELGIUM		8,516,767
Brazil - 1.2%
Ambev SA	313,700	985,796
Atacadao SA	42,200	122,439
B3 SA - Brasil Bolsa Balcao	398,200	1,254,704
Banco Bradesco SA	114,068	358,215
Banco BTG Pactual SA unit	80,200	576,812
Banco do Brasil SA	58,400	595,146
Banco Santander SA (Brasil) unit	25,400	153,407
BB Seguridade Participacoes SA	47,500	312,598
CCR SA	67,400	189,426
Centrais Eletricas Brasileiras SA (Electrobras)	77,800	635,891
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	23,600	289,962
Companhia Siderurgica Nacional SA (CSN)	40,900	119,705
Cosan SA	85,008	358,458
CPFL Energia SA	14,000	105,931
Energisa SA unit	13,900	147,532
Eneva SA (a)	59,300	167,664
ENGIE Brasil Energia SA	13,250	123,400
Equatorial Energia SA	70,289	498,545
Hapvida Participacoes e Investimentos SA (a)(b)	362,073	367,529
Hypera SA	26,600	243,345
Klabin SA unit	55,000	267,513
Localiza Rent a Car SA	61,445	873,451
Lojas Renner SA	62,673	248,505
Magazine Luiza SA (a)	190,632	135,050
Natura & Co. Holding SA	58,893	227,539
Petroleo Brasileiro SA - Petrobras (ON)	237,444	1,747,909
Prio SA (a)	51,900	500,698
Raia Drogasil SA	88,524	542,329
Rede D'Oregon Sao Luiz SA (b)	37,361	284,430
Rumo SA	89,900	441,824
Sendas Distribuidora SA	93,100	265,198
Suzano Papel e Celulose SA	54,722	556,275
Telefonica Brasil SA	27,700	246,671
TIM SA	55,100	167,092
Totvs SA	32,900	205,732
Ultrapar Participacoes SA	47,200	188,550
Vale SA	231,426	3,384,705
Vibra Energia SA	82,878	300,227
Weg SA	112,260	947,696
Wheaton Precious Metals Corp.	30,854	1,383,534
Yara International ASA	11,530	471,436
TOTAL BRAZIL		20,992,869
Burkina Faso - 0.0%
Endeavour Mining PLC	12,566	303,180
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	33,523	1,757,438
Air Canada (a)	11,423	210,502
Algonquin Power & Utilities Corp.	48,293	398,459
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	53,234	2,695,106
AltaGas Ltd.	18,287	360,983
ARC Resources Ltd.	42,333	639,497
Bank of Montreal	47,907	4,451,920
Bank of Nova Scotia	80,849	4,071,113
Barrick Gold Corp. (Canada)	120,049	2,073,876
BCE, Inc.	4,675	201,940
Brookfield Asset Management Ltd. Class A	23,583	795,489
Brookfield Corp. (Canada) Class A	95,847	3,345,723
CAE, Inc. (a)	20,958	478,872
Cameco Corp.	29,721	1,044,906
Canadian Apartment Properties (REIT) unit	5,339	208,151
Canadian Imperial Bank of Commerce	61,514	2,709,387
Canadian National Railway Co.	38,444	4,659,985
Canadian Natural Resources Ltd.	75,319	4,580,314
Canadian Pacific Kansas City Ltd.	63,134	5,194,736
Canadian Tire Ltd. Class A (non-vtg.)	3,766	517,241
Canadian Utilities Ltd. Class A (non-vtg.)	7,935	197,615
CCL Industries, Inc. Class B	10,367	497,025
Cenovus Energy, Inc. (Canada)	97,430	1,853,065
CGI, Inc. Class A (sub. vtg.) (a)	14,384	1,461,689
Constellation Software, Inc.	1,367	2,888,111
Descartes Systems Group, Inc. (Canada) (a)	5,948	463,923
Dollarama, Inc.	19,466	1,282,233
Element Fleet Management Corp.	26,861	433,272
Emera, Inc.	18,417	747,071
Empire Co. Ltd. Class A (non-vtg.)	10,191	276,753
Enbridge, Inc.	137,228	5,045,170
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,534	1,223,850
FirstService Corp.	2,781	435,546
Fortis, Inc.	32,423	1,382,093
Franco-Nevada Corp.	13,053	1,904,719
George Weston Ltd.	4,333	498,969
GFL Environmental, Inc.	15,493	529,064
Gildan Activewear, Inc.	11,869	369,126
Great-West Lifeco, Inc.	17,990	542,572
Hydro One Ltd. (b)	22,140	624,584
iA Financial Corp., Inc.	7,201	498,907
IGM Financial, Inc.	5,458	170,075
Imperial Oil Ltd.	14,016	755,088
Intact Financial Corp.	11,833	1,748,141
Ivanhoe Mines Ltd. (a)	42,053	445,835
Keyera Corp.	15,039	376,474
Kinross Gold Corp.	86,844	432,689
Loblaw Companies Ltd.	10,907	967,747
Magna International, Inc. Class A (sub. vtg.)	18,549	1,192,993
Manulife Financial Corp.	125,491	2,508,583
Metro, Inc.	16,145	868,927
National Bank of Canada	22,920	1,795,152
Northland Power, Inc.	17,556	339,630
Nutrien Ltd.	34,058	2,346,984
Nuvei Corp. (Canada) (a)(b)	4,089	139,447
Onex Corp. (sub. vtg.)	4,850	297,882
Open Text Corp.	18,036	774,701
Pan American Silver Corp.	25,401	429,948
Parkland Corp.	9,791	267,375
Pembina Pipeline Corp.	38,173	1,208,602
Power Corp. of Canada (sub. vtg.)	39,726	1,125,517
Quebecor, Inc. Class B (sub. vtg.)	11,124	272,311
RB Global, Inc.	12,204	788,149
Restaurant Brands International, Inc.	17,028	1,303,588
Restaurant Brands International, Inc.	3,014	230,752
RioCan (REIT)	12,720	193,407
Rogers Communications, Inc. Class B (non-vtg.)	24,563	1,075,545
Royal Bank of Canada	93,572	9,276,660
Saputo, Inc.	17,602	371,622
Shopify, Inc. Class A (a)	81,294	5,491,730
Sun Life Financial, Inc.	39,340	2,070,448
Suncor Energy, Inc.	90,712	2,838,340
TC Energy Corp.	69,428	2,488,278
Teck Resources Ltd. Class B (sub. vtg.)	31,058	1,379,727
TELUS Corp.	31,709	564,613
TFI International, Inc. (Canada)	5,337	685,009
The Toronto-Dominion Bank	123,446	8,140,799
Thomson Reuters Corp.	11,008	1,485,932
TMX Group Ltd.	18,655	414,508
Toromont Industries Ltd.	5,581	475,506
Tourmaline Oil Corp.	21,583	1,118,555
West Fraser Timber Co. Ltd.	3,840	323,531
WSP Global, Inc.	8,446	1,163,475
TOTAL CANADA		123,895,270
Chile - 0.2%
Antofagasta PLC	26,487	570,217
Banco de Chile	3,272,124	364,287
Banco de Credito e Inversiones	4,205	126,309
Banco Santander Chile	4,269,821	227,959
Cencosud SA	85,649	184,071
Compania Cervecerias Unidas SA	8,514	70,593
Compania Sud Americana de Vapores SA	912,743	69,086
Empresas CMPC SA	69,276	136,744
Empresas COPEC SA	30,070	230,647
Enel Americas SA (a)	1,356,829	183,402
Enel Chile SA	1,719,015	118,618
Falabella SA	56,983	157,580
Lundin Mining Corp.	43,093	385,293
TOTAL CHILE		2,824,806
China - 8.8%
360 Security Technology, Inc. (A Shares) (a)	27,700	46,032
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	8,800	33,116
3Peak, Inc. (A Shares)	452	14,861
3SBio, Inc. (b)	119,000	114,287
AAC Technology Holdings, Inc.	45,000	102,591
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	2,277	45,529
AECC Aero-Engine Control Co. Ltd. (A Shares)	4,200	13,636
AECC Aviation Power Co. Ltd.	10,300	58,315
Agricultural Bank of China Ltd.:
(A Shares)	392,900	199,123
(H Shares)	1,909,000	692,722
Aier Eye Hospital Group Co. Ltd. (A Shares)	34,495	97,215
AIMA Technology Group Co. Ltd.	2,900	13,857
Air China Ltd.:
(A Shares) (a)	51,900	67,938
(H Shares) (a)	92,000	75,144
Airtac International Group	9,278	274,633
Akeso, Inc. (a)(b)	33,000	173,698
Alibaba Group Holding Ltd. (a)	1,123,844	14,362,036
Alibaba Health Information Technology Ltd. (a)	358,000	253,390
Aluminum Corp. of China Ltd.:
(A shares)	88,000	78,479
(H Shares)	196,000	96,757
Amlogic Shanghai Co. Ltd. (A Shares) (a)	1,229	15,148
Angel Yeast Co. Ltd. (A Shares)	3,600	18,678
Anhui Conch Cement Co. Ltd.:
(A Shares)	8,200	31,157
(H Shares)	95,500	287,153
Anhui Gujing Distillery Co. Ltd. (B Shares)	17,300	323,223
Anhui Honglu Steel Construction Group Co. Ltd.	2,990	13,810
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	19,607
Anhui Yingjia Distillery Co. Ltd. (A Shares)	2,500	24,430
Anjoy Foods Group Co. Ltd. (A Shares)	1,000	21,588
Anta Sports Products Ltd.	82,800	969,321
Apeloa Pharmaceutical Co. Ltd. A Shares	3,600	8,886
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	2,600	9,963
ASR Microelectronics Co. Ltd. (A Shares)	1,602	17,261
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	1,260	21,980
Autobio Diagnostics Co. Ltd.	2,100	16,461
Autohome, Inc. ADR Class A	4,715	150,739
Avary Holding Shenzhen Co. Ltd. (A Shares)	7,400	25,393
AVIC Capital Co. Ltd. (A Shares)	32,600	18,758
AviChina Industry & Technology Co. Ltd. (H Shares)	168,000	84,012
Avicopter PLC (A Shares)	1,800	10,249
Baidu, Inc. Class A (a)	153,942	3,009,687
Bank of Beijing Co. Ltd. (A Shares)	75,200	49,166
Bank of Changsha Co. Ltd. (A Shares)	20,100	23,131
Bank of Chengdu Co. Ltd. (A Shares)	15,200	30,090
Bank of China Ltd.:
(A Shares)	514,800	281,804
(H Shares)	4,853,000	1,798,352
Bank of Communications Co. Ltd.:
(A Shares)	22,600	18,415
(H Shares)	831,000	500,801
Bank of Hangzhou Co. Ltd. (A Shares)	18,900	32,440
Bank of Jiangsu Co. Ltd. (A Shares)	56,660	57,272
Bank of Nanjing Co. Ltd. (A Shares)	38,600	46,313
Bank of Ningbo Co. Ltd. (A Shares)	24,080	98,170
Bank of Shanghai Co. Ltd. (A Shares)	51,018	44,070
Bank of Suzhou Co. Ltd.	15,800	15,794
Baoshan Iron & Steel Co. Ltd. (A Shares)	85,200	76,578
BBMG Corp. (A Shares)	27,500	9,279
BeiGene Ltd. (a)	46,377	768,121
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	118,000	77,013
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	13,400	13,282
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	2,600	11,200
Beijing Easpring Material Technology Co. Ltd. (A Shares)	1,900	13,130
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	15,252
Beijing Enterprises Holdings Ltd.	33,000	130,961
Beijing Enterprises Water Group Ltd.	246,000	59,932
Beijing Kingsoft Office Software, Inc. (A Shares)	1,625	92,366
Beijing New Building Materials PLC (A Shares)	6,500	25,781
Beijing Roborock Technology Co. Ltd. (A Shares)	530	20,477
Beijing Shiji Information Technology Co. Ltd. (A Shares)	10,519	20,500
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	6,700	23,450
Beijing Tongrentang Co. Ltd. (A Shares)	5,100	36,436
Beijing United Information Technology Co. Ltd. (A Shares)	2,972	15,928
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	2,856	27,689
Beijing Yanjing Brewery Co. Ltd. (A Shares)	11,400	18,051
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	123,400	94,500
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	1,700	21,539
Betta Pharmaceuticals Co. Ltd. (A Shares)	2,200	16,771
BGI Genomics Co. Ltd.	1,300	10,935
Bilibili, Inc. Class Z (a)	12,646	240,525
Bloomage Biotechnology Corp. Ltd. (A Shares)	1,779	24,264
BOC Aviation Ltd. Class A (b)	12,400	103,666
BOC Hong Kong (Holdings) Ltd.	253,500	770,359
BOC International China Co. Ltd.	9,900	15,717
BOE Technology Group Co. Ltd. (A Shares)	138,100	81,783
Bosideng International Holdings Ltd.	244,000	111,380
BTG Hotels Group Co. Ltd.	4,200	12,360
Budweiser Brewing Co. APAC Ltd. (b)	111,700	270,696
By-Health Co. Ltd. (A Shares)	5,100	15,108
BYD Co. Ltd.:
(A Shares)	12,300	468,388
(H Shares)	63,000	2,243,935
BYD Electronic International Co. Ltd.	50,500	193,611
C&D International Investment Group Ltd.	41,961	114,064
Caitong Securities Co. Ltd.	14,300	16,697
Cambricon Technologies Corp. Ltd. (A Shares) (a)	1,596	36,647
Canmax Technologies Co. Ltd. (A Shares)	3,120	14,043
CECEP Solar Energy Co. Ltd. (A Shares)	16,700	15,431
CECEP Wind-Power Corp. (A Shares)	17,550	8,993
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	3,700	13,794
CGN Power Co. Ltd. (H Shares) (b)	718,000	175,843
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,400	29,441
Changjiang Securities Co. Ltd. (A Shares)	16,200	15,128
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	1,000	20,047
Chaozhou Three-Circle Group Co. (A Shares)	6,300	28,674
Chengxin Lithium Group Co. Ltd. (A Shares)	3,200	12,329
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	6,500	13,468
China Baoan Group Co. Ltd. (A Shares)	7,400	11,935
China Cinda Asset Management Co. Ltd. (H Shares)	571,000	60,037
China CITIC Bank Corp. Ltd.:
(A Shares)	34,400	28,944
(H Shares)	514,000	247,809
China Coal Energy Co. Ltd. (H Shares)	125,000	90,237
China Communications Services Corp. Ltd. (H Shares)	178,000	84,448
China Conch Venture Holdings Ltd.	95,500	119,269
China Construction Bank Corp.:
(A Shares)	291,400	251,305
(H Shares)	6,213,000	3,621,301
China CSSC Holdings Ltd. (A Shares)	17,100	79,912
China Eastern Airlines Corp. Ltd. (A Shares) (a)	34,300	23,482
China Energy Engineering Corp. Ltd. (A Shares)	101,000	34,643
China Everbright Bank Co. Ltd.:
(A Shares)	77,100	33,678
(H Shares)	360,000	107,092
China Everbright International Ltd.	239,888	95,354
China Feihe Ltd. (b)	239,000	145,565
China Galaxy Securities Co. Ltd.:
(A Shares)	10,400	19,787
(H Shares)	249,000	144,951
China Gas Holdings Ltd.	180,200	200,790
China Great Wall Securities Co. Ltd. (A Shares)	14,800	18,420
China Greatwall Technology Group Co. Ltd. (A Shares)	12,600	21,609
China Hongqiao Group Ltd.	148,500	142,618
China International Capital Corp. Ltd. (H Shares) (b)	134,800	296,602
China Jinmao Holdings Group Ltd.	350,850	57,134
China Jushi Co. Ltd. (A Shares)	13,715	28,495
China Liansu Group Holdings Ltd.	66,000	44,852
China Life Insurance Co. Ltd.:
(A Shares)	6,600	33,883
(H Shares)	512,000	892,844
China Literature Ltd. (a)(b)	25,000	112,836
China Longyuan Power Grid Corp. Ltd. (H Shares)	219,000	210,326
China Medical System Holdings Ltd.	88,000	147,816
China Meheco Co. Ltd. (A Shares)	5,180	9,544
China Meidong Auto Holding Ltd.	42,000	45,883
China Mengniu Dairy Co. Ltd.	220,000	830,758
China Merchants Bank Co. Ltd.:
(A Shares)	30,400	151,345
(H Shares)	328,000	1,617,100
China Merchants Energy Shipping Co. Ltd. (A Shares)	29,900	26,749
China Merchants Holdings International Co. Ltd.	95,219	130,639
China Merchants Securities Co. Ltd. (A Shares)	28,350	59,377
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	30,700	61,247
China Minmetals Rare Earth Co. Ltd. (A Shares)	3,800	16,295
China Minsheng Banking Corp. Ltd.:
(A Shares)	26,000	14,633
(H Shares)	676,900	257,779
China National Building Materials Co. Ltd. (H Shares)	253,000	158,958
China National Chemical Engineering Co. Ltd. (A Shares)	21,700	26,340
China National Medicines Corp. Ltd. (A Shares)	2,700	12,580
China National Nuclear Power Co. Ltd. (A Shares)	69,900	71,536
China National Software & Service Co. Ltd. (A Shares)	3,380	24,630
China Northern Rare Earth Group High-Tech Co. Ltd.	13,800	47,682
China Oilfield Services Ltd. (H Shares)	120,000	141,558
China Overseas Land and Investment Ltd.	270,500	636,805
China Overseas Property Holdings Ltd.	80,000	93,449
China Pacific Insurance (Group) Co. Ltd.	23,600	98,790
China Pacific Insurance (Group) Co. Ltd. (H Shares)	192,800	516,678
China Petroleum & Chemical Corp.:
(A Shares)	183,700	159,453
(H Shares)	1,580,000	881,278
China Power International Development Ltd.	428,805	160,550
China Railway Group Ltd.:
(A Shares)	102,100	114,782
(H Shares)	265,000	173,633
China Railway Signal & Communications Corp. (A Shares)	29,107	24,450
China Resource Gas Group Ltd.	61,300	211,436
China Resources Beer Holdings Co. Ltd.	112,000	717,332
China Resources Cement Holdings Ltd.	144,000	62,409
China Resources Land Ltd.	220,000	1,018,349
China Resources Microelectronics Ltd. (A Shares)	4,411	35,416
China Resources Mixc Lifestyle Services Ltd. (b)	44,800	215,415
China Resources Pharmaceutical Group Ltd. (b)	104,000	80,678
China Resources Power Holdings Co. Ltd.	144,000	311,305
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	4,000	28,062
China Ruyi Holdings Ltd. (a)	392,000	118,622
China Shenhua Energy Co. Ltd.:
(A Shares)	14,800	58,804
(H Shares)	243,000	725,987
China Sinoma International Engineering Co. Ltd. (A Shares)	10,100	19,061
China Southern Airlines Ltd.:
(A Shares) (a)	61,500	60,184
(H Shares) (a)	92,000	57,449
China State Construction Engineering Corp. Ltd. (A Shares)	164,300	140,543
China State Construction International Holdings Ltd.	128,000	156,412
China Taiping Insurance Group Ltd.	91,000	101,048
China Three Gorges Renewables Group Co. Ltd. (A Shares)	106,300	80,215
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	11,100	195,448
(H Shares) (b)	1,600	25,501
China Tower Corp. Ltd. (H Shares) (b)	3,332,000	375,971
China Traditional Chinese Medicine Holdings Co. Ltd.	196,000	90,223
China United Network Communications Ltd. (A Shares)	120,700	87,194
China Vanke Co. Ltd.:
(A Shares)	10,100	21,564
(H Shares)	255,500	359,716
China Yangtze Power Co. Ltd. (A Shares)	89,500	268,896
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	1,700	21,265
China Zheshang Bank Co. Ltd.	83,200	32,382
ChinaSoft International Ltd.	178,000	110,923
Chongqing Brewery Co. Ltd. (A Shares)	1,700	21,632
Chongqing Changan Automobile Co. Ltd. (A Shares)	30,488	68,422
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	3,770	9,965
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	102,000	37,667
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	9,150	59,823
Chow Tai Fook Jewellery Group Ltd.	130,200	226,046
CITIC Pacific Ltd.	383,000	430,199
CITIC Securities Co. Ltd.:
(A Shares)	27,925	94,220
(H Shares)	200,225	429,261
Cmoc Group Ltd.:
(A Shares)	48,200	41,635
(H Shares)	273,000	182,026
CNGR Advanced Material Co. Ltd.	2,000	17,321
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	18,940	16,201
Contemporary Amperex Technology Co. Ltd.	16,980	565,184
COSCO Shipping Development Co. Ltd. (A Shares)	37,900	13,371
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	57,200	117,558
(H Shares)	16,000	17,685
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	46,470	65,839
(H Shares)	225,550	238,018
Cosco Shipping Ports Ltd.	115,757	73,026
Country Garden Holdings Co. Ltd. (c)	776,784	157,371
Country Garden Services Holdings Co. Ltd.	137,000	154,235
CRRC Corp. Ltd.:
(A Shares)	86,000	80,789
(H Shares)	309,000	169,974
CSC Financial Co. Ltd. (A Shares)	17,000	63,309
CSPC Pharmaceutical Group Ltd.	625,760	522,682
Daan Gene Co. Ltd.	6,636	9,411
Dajin Heavy Industry Co. Ltd.	2,200	9,329
Dali Foods Group Co. Ltd. (b)	121,000	56,319
Daqin Railway Co. Ltd. (A Shares)	53,000	53,128
Daqo New Energy Corp. ADR (a)	3,947	154,209
DaShenLin Pharmaceutical Group Co. Ltd.	5,232	20,356
Datang International Power Generation Co. Ltd. (A Shares) (a)	34,800	15,249
DHC Software Co. Ltd. (A Shares)	13,100	12,471
Do-Fluoride New Materials Co. Ltd. (A Shares)	4,480	12,293
Dong-E-E-Jiao Co. Ltd. (A Shares)	2,200	15,061
Dongfang Electric Corp. Ltd. (A Shares)	11,400	30,707
Dongfeng Motor Group Co. Ltd. (H Shares)	174,000	81,211
Dongxing Securities Co. Ltd. (A Shares)	7,700	9,810
Dongyue Group Co. Ltd.	102,000	100,183
East Buy Holding Ltd. (a)(b)	25,000	121,171
East Money Information Co. Ltd. (A Shares)	62,240	140,116
Ecovacs Robotics Co. Ltd. Class A	2,300	25,451
ENN Energy Holdings Ltd.	54,400	653,938
ENN Natural Gas Co. Ltd. (A Shares)	9,300	23,957
ESR Group Ltd. (b)	124,800	217,631
Eve Energy Co. Ltd. (A shares)	7,371	61,122
Everbright Securities Co. Ltd. (A Shares)	15,000	38,514
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	11,940	10,364
Far East Horizon Ltd.	97,000	72,760
FAW Jiefang Group Co. Ltd. (A Shares) (a)	12,800	16,612
First Capital Securities Co. Ltd. (A Shares)	14,400	12,701
Flat Glass Group Co. Ltd.	15,000	44,526
Flat Glass Group Co. Ltd. (A Shares)	14,400	70,661
Focus Media Information Technology Co. Ltd. (A Shares)	60,200	62,789
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	17,392	112,736
Fosun International Ltd.	164,500	119,596
Founder Securities Co. Ltd. (A Shares)	29,000	29,395
Foxconn Industrial Internet Co. Ltd. (A Shares)	36,800	115,045
Fujian Sunner Development Co. Ltd. A Shares	3,700	11,080
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	13,258
(H Shares) (b)	60,000	266,191
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	400	24,147
GalaxyCore, Inc. (A Shares)	6,414	14,421
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	9,960	83,428
(H Shares) (b)	28,260	180,817
GCL Technology Holdings Ltd.	1,321,000	286,257
GD Power Development Co. Ltd. (A Shares)	61,500	31,771
GDS Holdings Ltd. Class A (a)	61,700	101,590
Geely Automobile Holdings Ltd.	424,000	612,168
GEM Co. Ltd. (A Shares)	13,600	13,404
Gemdale Corp. (A Shares)	16,900	20,419
Genscript Biotech Corp. (a)	76,000	194,509
GF Securities Co. Ltd.:
(A Shares)	17,700	40,590
(H Shares)	82,200	131,117
Giant Network Group Co. Ltd. (A Shares)	7,800	15,517
Gigadevice Semiconductor Beijing, Inc. (A Shares)	2,540	40,816
Ginlong Technologies Co. Ltd. (A Shares)	1,350	17,866
GoerTek, Inc. (A Shares)	12,500	31,325
Goldwind Science & Technology Co. Ltd. (H Shares)	69,216	47,393
GoodWe Technologies Co. Ltd. (A Shares)	662	15,339
Gotion High-tech Co. Ltd. (A Shares) (a)	7,000	26,989
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	34,349
(H Shares)	157,500	213,261
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	11,300	61,319
Greenland Holdings Corp. Ltd. (A Shares)	46,000	20,866
Greentown China Holdings Ltd.	65,000	74,177
Greentown Service Group Co. Ltd.	92,000	48,130
GRG Banking Equipment Co. Ltd. (A Shares)	10,900	17,564
Guangdong Haid Group Co. Ltd. (A Shares)	6,600	46,533
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	12,600	12,595
Guangdong Investment Ltd.	194,000	167,660
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	900	8,143
Guanghui Energy Co. Ltd. (A Shares)	22,400	22,329
Guangzhou Automobile Group Co. Ltd.	29,400	48,158
Guangzhou Automobile Group Co. Ltd. (H Shares)	164,000	102,620
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	8,900	17,918
Guangzhou Baiyunshan Pharma Health (A Shares)	5,100	22,748
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares) (a)	1,800	11,824
Guangzhou Haige Communications Group (A Shares)	11,300	15,773
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,900	19,152
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	2,600	22,477
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	8,160	42,064
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	13,776	14,368
Guolian Securities Co. Ltd.	6,400	9,121
Guosen Securities Co. Ltd. (A Shares)	26,300	35,679
Guotai Junan Securities Co. Ltd.:
(A Shares)	19,300	42,098
(H Shares) (b)	19,800	24,677
Guoyuan Securities Co. Ltd. (A Shares)	14,510	14,992
H World Group Ltd. ADR (a)	13,223	635,233
Haidilao International Holding Ltd. (b)	108,000	302,581
Haier Smart Home Co. Ltd.	166,600	547,863
Haier Smart Home Co. Ltd. (A Shares)	26,400	91,292
Hainan Airlines Co. Ltd. (A Shares) (a)	161,400	37,736
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	43,200	25,765
Haitian International Holdings Ltd.	39,000	97,114
Haitong Securities Co. Ltd.:
(A Shares)	16,400	23,764
(H Shares)	231,600	161,549
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	12,200	18,447
Hangzhou Chang Chuan Technology Co. Ltd.	2,300	13,547
Hangzhou First Applied Material Co. Ltd. (A Shares)	5,616	27,487
Hangzhou Lion Electronics Co. Ltd. (A Shares)	2,100	11,287
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	3,800	18,136
Hangzhou Robam Appliances Co. Ltd. (A Shares)	3,100	12,664
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	4,600	19,726
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	2,500	24,080
(H Shares) (b)	6,400	41,360
Hansoh Pharmaceutical Group Co. Ltd. (b)	74,000	119,555
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	2,900	14,645
Hebei Hengshui Laobaigan Liquor Co. Ltd.	3,600	14,283
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	4,800	17,801
Heilongjiang Agriculture Co. Ltd. (A Shares)	5,300	10,907
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	7,500	16,506
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	11,300	39,930
Hengan International Group Co. Ltd.	50,000	205,478
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	6,600	16,096
Hengli Petrochemical Co. Ltd. (A Shares) (a)	26,600	57,946
Hengtong Optic-electric Co. Ltd. (A Shares)	9,100	19,582
Hengyi Petrochemical Co. Ltd. (A Shares)	10,900	11,140
Hesteel Co. Ltd. (A Shares)	30,300	10,223
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	2,000	52,920
Hongfa Technology Co. Ltd. (A Shares)	2,660	12,922
Hoshine Silicon Industry Co. Ltd. (A Shares)	2,900	29,224
Hoymiles Power Electronics, Inc. (A Shares)	326	14,906
Hoyuan Green Energy Co. Ltd. (A Shares)	2,263	16,072
Hua Hong Semiconductor Ltd. (a)(b)	39,000	132,019
Huadian Power International Corp. Ltd.:
(A Shares)	23,100	18,369
(H Shares)	26,000	11,502
Huadong Medicine Co. Ltd. (A Shares)	6,200	37,698
Huafon Chemical Co. Ltd. (A Shares)	13,300	13,853
Huagong Tech Co. Ltd. (A Shares)	3,800	19,142
Huaibei Mining Holdings Co. Ltd. (A Shares)	8,100	14,005
Hualan Biological Engineer, Inc. (A Shares)	7,410	23,892
Huaneng Power International, Inc.:
(A Shares) (a)	61,600	74,167
(H Shares) (a)	216,000	119,648
Huatai Securities Co. Ltd.:
(A Shares)	16,700	39,653
(H Shares) (b)	110,800	157,415
HUAXI Securities Co. Ltd.	9,900	12,779
Huaxia Bank Co. Ltd. (A Shares)	50,000	40,600
Huaxin Cement Co. Ltd. (A Shares)	4,000	7,795
Huayu Automotive Systems Co. Ltd. (A Shares)	10,300	28,451
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	2,000	11,110
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	3,700	13,649
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	4,300	14,526
Huizhou Desay SV Automotive Co. Ltd.	2,200	47,910
Humanwell Healthcare Group Co. Ltd. (A Shares)	5,400	17,093
Hunan Changyuan Lico Co. Ltd. (A Shares)	5,814	9,100
Hunan Valin Steel Co. Ltd. (A Shares)	20,300	17,052
Hundsun Technologies, Inc. (A Shares)	7,808	44,949
Hygeia Healthcare Holdings Co. (b)	22,400	144,615
iFlytek Co. Ltd. (A Shares)	8,500	74,828
IMEIK Technology Development Co. Ltd. (A Shares)	800	53,325
Industrial & Commercial Bank of China Ltd.:
(A Shares)	452,900	302,449
(H Shares)	3,603,000	1,759,445
Industrial Bank Co. Ltd. (A Shares)	74,000	172,599
Industrial Securities Co. Ltd. (A Shares)	38,270	37,344
Ingenic Semiconductor Co. Ltd. (A Shares)	1,900	22,294
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	23,400	93,891
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	184,300	48,766
Inner Mongolia Dian Tou Energy Corp. Ltd.	6,200	11,935
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	25,400	15,895
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	165,100	242,697
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	14,600	15,330
Innovent Biologics, Inc. (a)(b)	82,000	363,795
Inspur Electronic Information Industry Co. Ltd. (A Shares)	5,345	34,205
iQIYI, Inc. ADR (a)	29,150	184,811
iRay Technology Co. Ltd. (A Shares)	410	14,411
iSoftStone Information Technology Group Co. Ltd. (A Shares)	3,750	12,537
JA Solar Technology Co. Ltd. (A Shares)	13,376	62,266
Jafron Biomedical Co. Ltd. (A Shares)	2,400	7,957
Jason Furniture Hangzhou Co. Ltd. (A Shares)	3,120	19,787
JCET Group Co. Ltd. (A Shares)	6,800	31,407
JD Health International, Inc. (a)(b)	76,200	550,085
JD Logistics, Inc. (a)(b)	127,800	215,652
JD.com, Inc. Class A	160,073	3,314,085
Jiangsu Eastern Shenghong Co. Ltd.	23,700	41,674
Jiangsu Expressway Co. Ltd. (H Shares)	82,000	74,967
Jiangsu Hengli Hydraulic Co. Ltd.	4,576	45,947
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	24,532	153,110
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	5,100	43,661
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	1,200	17,255
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	5,900	121,126
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	1,430	14,216
Jiangsu Yoke Technology Co. Ltd. (A Shares)	2,200	20,956
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	4,700	22,241
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	11,200	24,681
Jiangxi Copper Co. Ltd.:
(A Shares)	9,800	27,427
(H Shares)	114,000	190,612
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	5,700	9,353
Jinduicheng Molybdenum Co. Ltd. (A Shares)	12,400	19,982
Jinko Solar Co. Ltd. (A Shares)	25,551	44,464
JiuGui Liquor Co. Ltd. (A Shares)	1,200	17,682
Jiumaojiu International Holdings Ltd. (b)	61,000	119,201
Jizhong Energy Resources Co. Ltd. (A Shares)	11,700	10,762
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	11,087
Joinn Laboratories China Co. Ltd. (A Shares)	1,960	7,691
Jointown Pharmaceutical Group (A Shares)	10,728	14,884
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	2,700	13,245
JOYY, Inc. ADR	2,964	103,029
Juewei Food Co. Ltd.	1,800	9,664
Juneyao Airlines Co. Ltd. (A shares) (a)	8,100	20,650
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	809	0
Kanzhun Ltd. ADR (a)	12,027	224,664
KE Holdings, Inc. ADR (a)	44,211	770,156
Keda Industrial Group Co. Ltd.	6,400	10,188
Kingboard Chemical Holdings Ltd.	41,000	113,554
Kingdee International Software Group Co. Ltd. (a)	179,000	311,229
Kingsoft Corp. Ltd.	62,200	265,982
Kuaishou Technology Class B (a)(b)	155,700	1,341,605
Kuang-Chi Technologies Co. Ltd. (A Shares)	10,200	21,420
Kunlun Energy Co. Ltd.	300,000	244,265
Kunlun Tech Co. Ltd. (A Shares)	4,600	23,860
Kweichow Moutai Co. Ltd. (A Shares)	4,800	1,263,760
Lb Group Co. Ltd. (A Shares)	8,900	23,674
Lenovo Group Ltd.	492,000	563,987
Lens Technology Co. Ltd. (A Shares)	20,300	35,127
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	7,000	20,394
Li Auto, Inc. Class A (a)	76,798	1,648,626
Li Ning Co. Ltd.	160,000	964,239
Liaoning Port Co. Ltd. (A Shares)	69,500	16,055
Lingyi iTech Guangdong Co. (A Shares)	30,900	26,605
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	10,298
Longfor Properties Co. Ltd. (b)	124,000	329,918
LONGi Green Energy Technology Co. Ltd.	28,152	117,648
Lufax Holding Ltd. ADR	43,164	76,832
Luxi Chemical Group Co. Ltd.	6,400	9,471
Luxshare Precision Industry Co. Ltd. (A Shares)	27,793	125,759
Luzhou Laojiao Co. Ltd. (A Shares)	5,600	189,032
Mango Excellent Media Co. Ltd. (A Shares)	7,000	33,673
Maxscend Microelectronics Co. Ltd. (A Shares)	1,824	30,743
Meihua Holdings Group Co. Ltd. (A Shares)	10,200	13,252
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	16,500	16,701
Meituan Class B (a)(b)	344,380	6,574,255
Metallurgical Corp. China Ltd. (A Shares)	62,000	36,369
Microport Scientific Corp. (a)	52,800	105,479
Ming Yang Smart Energy Group Ltd. (A Shares)	7,300	18,427
MINISO Group Holding Ltd. ADR	5,821	122,299
Minth Group Ltd.	48,000	152,945
Montage Technology Co. Ltd. (A Shares)	4,439	35,995
Muyuan Foodstuff Co. Ltd. (A Shares)	21,540	134,044
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	6,501	12,351
Nanjing Securities Co. Ltd. (A Shares)	14,200	17,355
NARI Technology Co. Ltd. (A Shares)	29,880	101,736
National Silicon Industry Group Co. Ltd. (A Shares) (a)	10,561	31,183
NAURA Technology Group Co. Ltd.	2,000	79,473
NavInfo Co. Ltd. (A Shares) (a)	7,300	11,457
NetEase, Inc.	134,690	2,933,593
New China Life Insurance Co. Ltd.	16,300	103,649
New China Life Insurance Co. Ltd. (H Shares)	37,500	108,188
New Hope Liuhe Co. Ltd. (A Shares) (a)	16,100	28,198
New Oriental Education & Technology Group, Inc. (a)	106,290	605,484
Ninestar Corp. (A Shares)	5,400	25,326
Ningbo Deye Technology Co. Ltd. (A Shares)	1,760	30,854
Ningbo Joyson Electronic Corp. (A shares)	3,600	9,586
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	2,300	14,951
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	1,425	10,013
Ningbo Shanshan Co. Ltd. (A Shares)	7,100	15,377
Ningbo Tuopu Group Co. Ltd. (A Shares)	3,700	38,032
Ningxia Baofeng Energy Group Co. Ltd.	26,400	52,336
NIO, Inc. sponsored ADR (a)(c)	93,990	1,438,047
Nongfu Spring Co. Ltd. (H Shares) (b)	121,800	707,477
North Industries Group Red Arrow Co. Ltd. (A Shares)	5,900	14,579
Offcn Education Technology Co. A Shares (a)	22,400	14,363
Offshore Oil Enginering Co. Ltd. (A Shares)	15,000	13,146
Oppein Home Group, Inc. (A Shares)	1,760	26,493
Orient Securities Co. Ltd. (A Shares)	26,240	39,675
Ovctek China, Inc. (A Shares)	3,820	18,199
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	33,400	19,219
PDD Holdings, Inc. ADR (a)	34,412	3,090,886
People's Insurance Co. of China Group Ltd.:
(A Shares)	63,300	55,920
(H Shares)	611,000	234,250
Perfect World Co. Ltd. (A Shares)	8,250	17,337
PetroChina Co. Ltd.:
(A Shares)	67,300	74,623
(H Shares)	1,478,000	1,078,334
Pharmaron Beijing Co. Ltd.:
(A Shares)	5,325	21,098
(H Shares) (b)	18,900	49,074
PICC Property & Casualty Co. Ltd. (H Shares)	470,000	548,411
Ping An Bank Co. Ltd. (A Shares)	69,800	120,392
Ping An Healthcare and Technology Co. Ltd. (a)(b)	35,900	94,136
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	50,100	368,939
(H Shares)	427,000	3,111,439
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	7,700	8,624
Poly Developments & Holdings (A Shares)	45,000	89,650
Pop Mart International Group Ltd. (b)	33,600	94,567
Porton Pharma Solutions Ltd. (A Shares)	2,500	10,570
Postal Savings Bank of China Co. Ltd.	120,000	87,193
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	576,000	353,034
Power Construction Corp. of China Ltd. (A Shares)	69,600	58,464
Prosus NV	54,424	4,310,217
Pylon Technologies Co. Ltd. (Series A)	565	14,017
Qi An Xin Technology Group, Inc. (A Shares) (a)	2,667	18,931
Qifu Technology, Inc. ADR	7,332	146,347
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	19,800	55,440
Raytron Technology Co. Ltd. (A Shares)	1,967	12,764
Risen Energy Co. Ltd. (A Shares)	3,900	12,591
Riyue Heavy Industry Co. Ltd. (A Shares)	3,000	7,627
Rockchip Electronics Co. Ltd.	1,400	14,635
Rongsheng Petrochemical Co. Ltd. (A Shares)	37,850	67,351
SAIC Motor Corp. Ltd. (A Shares)	29,100	63,107
Sailun Group Co. Ltd. A Shares	9,500	14,949
Sanan Optoelectronics Co. Ltd. (A Shares)	18,900	44,903
Sangfor Technologies, Inc. (a)	1,600	25,305
Sany Heavy Equipment International Holdings Co. Ltd.	72,000	113,739
Sany Heavy Industry Co. Ltd. (A Shares)	32,400	80,515
Satellite Chemical Co. Ltd. (A Shares)	11,909	26,860
SDIC Capital Co. Ltd.	20,500	22,616
SDIC Power Holdings Co. Ltd. (A Shares)	27,200	48,438
Seazen Holdings Co. Ltd. (A Shares) (a)	8,200	18,873
Seres Group Co. Ltd. (A Shares) (a)	6,000	37,960
SF Holding Co. Ltd. (A Shares)	18,900	131,640
SG Micro Corp. (A Shares)	1,657	19,577
Shaanxi Coal Industry Co. Ltd. (A Shares)	36,400	82,760
Shan Xi Hua Yang Group New Energy Co. Ltd.	11,700	13,317
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	4,200	11,984
Shandong Gold Mining Co. Ltd.:
(A Shares)	17,740	60,575
(H Shares) (b)	39,250	78,209
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	7,260	34,375
Shandong Linglong Tyre Co. Ltd. (A Shares)	7,300	24,610
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	55,000	24,948
Shandong Sun Paper Industry JSC Ltd. (A Shares)	8,700	14,640
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	164,400	211,642
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	6,440	23,225
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares) (a)	3,644	18,866
Shanghai Baosight Software Co. Ltd.	97,686	252,030
Shanghai Construction Group Co. Ltd. (A Shares)	23,498	9,771
Shanghai Electric Group Co. Ltd. (A Shares) (a)	51,500	34,392
Shanghai Electric Power Co. Ltd. (A Shares)	12,000	17,304
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	5,400	23,965
(H Shares)	38,500	101,200
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	617	19,227
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	7,647	59,450
Shanghai International Airport Co. Ltd. (A Shares) (a)	5,200	34,507
Shanghai International Port Group Co. Ltd. (A Shares)	34,200	25,951
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	3,300	22,989
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	2,376	13,539
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	10,480	19,015
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	140,718	94,422
Shanghai M&G Stationery, Inc. (A Shares)	3,400	21,301
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	10,800	30,407
(H Shares)	48,200	87,267
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	106,500	113,317
Shanghai Putailai New Energy Technology Co. Ltd.	6,786	37,422
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	26,800	26,752
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	34,900	28,828
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	11,700	12,449
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	8,100	16,557
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	11,000	25,164
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	18,700	20,342
Shanxi Securities Co. Ltd. (A Shares)	11,070	10,089
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	17,300	10,415
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	4,560	152,438
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	22,030	28,005
Shede Spirits Co. Ltd. (A Shares)	1,300	28,065
Shenergy Co. Ltd. (A Shares)	18,400	17,465
Shenghe Resources Holding Co. Ltd. (A Shares)	5,500	9,717
Shengyi Technology Co. Ltd.	10,900	24,309
Shennan Circuits Co. Ltd. (A Shares)	1,740	18,643
Shenwan Hongyuan Group Co. Ltd. (A Shares)	73,400	51,791
Shenzhen Capchem Technology Co. Ltd. (A Shares)	3,180	21,704
Shenzhen Dynanonic Co. Ltd. (A Shares)	1,120	17,298
Shenzhen Energy Group Co. Ltd. (A Shares)	13,140	12,638
Shenzhen Inovance Technology Co. Ltd. (A Shares)	6,050	60,146
Shenzhen International Holdings Ltd.	104,479	97,795
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	6,000	16,347
Shenzhen Kangtai Biological Products Co. Ltd. (a)	4,320	17,715
Shenzhen Kedali Industry Co. Ltd.	1,000	17,800
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	2,300	10,803
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	4,700	194,770
Shenzhen New Industries Biomedical Engineering Co. Ltd.	2,800	22,187
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	27,100	18,629
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	4,600	20,679
Shenzhen SC New Energy Technology Corp. (A Shares)	1,300	17,054
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	5,446	12,946
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	3,300	12,585
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	3,371	57,922
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,200	15,135
Shenzhou International Group Holdings Ltd.	58,900	619,670
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	5,940	20,749
Shuangliang Eco-Energy Systems Ltd. (A Shares)	7,300	11,968
Sichuan Chuantou Energy Co. Ltd. (A Shares)	15,600	31,581
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	23,300	8,514
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	6,700	25,908
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	6,000	12,247
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	25,620	35,438
Sichuan Swellfun Co. Ltd. (A Shares)	1,900	20,041
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	3,100	7,734
Sieyuan Electric Co. Ltd. (A Shares)	3,200	21,952
Silergy Corp.	21,000	220,098
Sinolink Securities Co. Ltd. (A Shares)	14,700	20,066
Sinoma Science & Technology Co. Ltd. (A Shares)	6,700	21,696
Sinomine Resource Group Co. Ltd. (A Shares)	2,156	13,646
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	29,900	13,563
(H Shares)	30,000	4,578
Sinopharm Group Co. Ltd. (H Shares)	87,200	273,377
SITC International Holdings Co. Ltd.	88,000	191,822
SKSHU Paint Co. Ltd. (A Shares)	2,156	24,697
Smoore International Holdings Ltd. (b)	113,000	125,911
Songcheng Performance Development Co. Ltd. (A Shares)	10,220	19,187
Soochow Securities Co. Ltd. (A Shares)	16,770	21,295
Southwest Securities Co. Ltd. (A Shares)	20,800	13,803
Spring Airlines Co. Ltd. (A Shares) (a)	3,700	31,676
StarPower Semiconductor Ltd. (A Shares)	700	21,459
Sungrow Power Supply Co. Ltd. (A Shares)	5,600	87,417
Sunny Optical Technology Group Co. Ltd.	49,000	474,676
Sunresin New Materials Co. Ltd. (A Shares)	1,950	15,788
Sunwoda Electronic Co. Ltd. (A Shares)	6,600	15,191
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	6,700	21,068
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	928	23,905
TAL Education Group ADR (a)	28,275	231,290
Tangshan Jidong Cement Co. Ltd. A Shares	8,100	9,265
TBEA Co. Ltd. (A Shares)	20,150	46,208
TCL Technology Group Corp. (A Shares)	65,340	39,244
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	15,875	64,653
Tencent Holdings Ltd.	422,900	19,436,971
Tencent Music Entertainment Group ADR (a)	50,717	354,512
Thunder Software Technology Co. Ltd. (A Shares)	1,700	21,503
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,900	7,477
Tianma Microelectronics Co. Ltd. (A Shares) (a)	13,200	17,316
Tianqi Lithium Corp. (A Shares)	5,300	49,381
Tianshan Aluminum Group Co. Ltd.	12,200	11,990
Tianshui Huatian Technology Co. Ltd. (A Shares)	14,800	19,871
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	2,500	6,370
Tingyi (Cayman Islands) Holding Corp.	132,000	203,783
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	8,000	15,971
Toly Bread Co. Ltd.	5,241	7,741
Tongcheng Travel Holdings Ltd. (a)	81,200	195,532
TongFu Microelectronics Co. Ltd. (A Shares)	5,500	16,725
Tongkun Group Co. Ltd. (A Shares)	9,400	19,648
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	33,000	15,015
Tongwei Co. Ltd. (A Shares)	17,100	83,312
Topchoice Medical Corp. (a)	1,300	20,985
Topsports International Holdings Ltd. (b)	115,000	105,432
TravelSky Technology Ltd. (H Shares)	59,000	112,721
Trina Solar Co. Ltd. (A Shares)	8,264	43,537
Trip.com Group Ltd. (a)	37,900	1,547,943
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	6,906
(H Shares)	50,000	448,140
Uni-President China Holdings Ltd.	80,000	69,035
Unigroup Guoxin Microelectronics Co. Ltd.	3,299	43,083
Unisplendour Corp. Ltd. (A Shares)	10,220	39,033
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	7,000	14,161
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	1,918	18,501
Vipshop Holdings Ltd. ADR (a)	25,077	472,200
Walvax Biotechnology Co. Ltd. (A Shares)	5,400	20,533
Wanda Film Holding Co. Ltd. (A Shares) (a)	7,300	14,778
Wanhua Chemical Group Co. Ltd. (A Shares)	11,300	154,658
Want Want China Holdings Ltd.	320,000	222,801
Weibo Corp. sponsored ADR	4,919	77,474
Weichai Power Co. Ltd.:
(A Shares)	22,700	41,950
(H Shares)	162,000	238,880
Weihai Guangwei Composites Co. Ltd. (A Shares)	3,520	14,957
Wens Foodstuffs Group Co. Ltd. (A Shares)	23,060	61,372
Western Mining Co. Ltd. (A Shares)	7,900	13,593
Western Securities Co. Ltd. (A Shares)	13,000	13,086
Western Superconducting Technologies Co. Ltd. (A Shares)	2,303	17,059
Will Semiconductor Ltd.	4,750	68,230
Wilmar International Ltd.	125,000	362,850
Wingtech Technology Co. Ltd. (A Shares)	4,100	26,680
Wintime Energy Group Co. Ltd. (A Shares) (a)	78,900	16,790
Wuchan Zhongda Group Co. Ltd.	14,500	10,414
Wuhan Guide Infrared Co. Ltd. (A Shares)	17,590	20,243
Wuliangye Yibin Co. Ltd. (A Shares)	14,900	377,569
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	5,140	15,781
WuXi AppTec Co. Ltd.	7,860	78,866
WuXi AppTec Co. Ltd. (H Shares) (b)	29,964	282,585
Wuxi Autowell Technology Co. Ltd. (A Shares)	600	14,446
Wuxi Biologics (Cayman), Inc. (a)(b)	261,000	1,475,862
XCMG Construction Machinery Co. Ltd. (A Shares)	46,100	45,630
Xiamen C&D, Inc. (A Shares)	12,400	19,443
Xiamen Faratronic Co. Ltd. (A Shares)	900	16,985
Xiamen Tungsten Co. Ltd. (A Shares)	6,000	16,011
Xiaomi Corp. Class B (a)(b)	1,056,400	1,663,387
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	6,651	38,382
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	6,800	7,045
Xinyi Solar Holdings Ltd.	352,968	380,173
XPeng, Inc. Class A (a)	71,002	757,374
XTEP International Holdings Ltd.	93,500	103,584
Yadea Group Holdings Ltd. (b)	80,000	181,154
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	1,600	9,616
Yankuang Energy Group Co. Ltd.:
(A Shares)	18,150	45,078
(H Shares)	144,000	216,030
Yantai Jereh Oilfield Services (A Shares)	3,100	12,156
Yealink Network Technology Corp. Ltd.	4,130	21,758
Yifeng Pharmacy Chain Co. Ltd.	4,060	21,594
Yihai International Holding Ltd.	34,000	77,601
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	5,000	29,470
Yintai Gold Co. Ltd. (A Shares)	8,120	14,858
Yonghui Superstores Co. Ltd. (A Shares) (a)	32,700	16,023
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,950	14,786
Yonyou Network Technology Co. Ltd. (A Shares)	13,020	34,397
Youngor Group Co. Ltd. (A Shares)	20,800	20,792
Youngy Co. Ltd. (A Shares)	700	6,018
YTO Express Group Co. Ltd. (A Shares)	11,100	24,429
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	3,500	8,007
Yuexiu Property Co. Ltd.	120,240	157,876
Yum China Holdings, Inc.	28,233	1,722,778
Yunda Holding Co. Ltd. (A Shares)	10,180	14,808
Yunnan Aluminium Co. Ltd. (A Shares)	12,100	25,139
Yunnan Baiyao Group Co. Ltd. (A Shares)	7,100	53,507
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	1,700	24,736
Yunnan Energy New Material Co. Ltd. (a)	3,400	45,934
Yunnan Tin Co. Ltd. (A Shares)	4,300	10,017
Yunnan Yuntianhua Co. Ltd. (Series A)	7,000	18,091
Zai Lab Ltd. (a)	58,940	180,238
Zangge Mining Co. Ltd. (Series A)	6,100	20,547
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	2,400	97,431
Zhaojin Mining Industry Co. Ltd. (H Shares)	83,500	120,343
Zhefu Holding Group Co. Ltd. (A Shares)	15,500	9,331
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	34,940	25,877
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	23,100	27,522
Zhejiang Chint Electric Co. Ltd. (A Shares)	7,000	27,744
Zhejiang Dahua Technology Co. Ltd. (A Shares)	13,200	40,564
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	1,600	13,227
Zhejiang Expressway Co. Ltd. (H Shares)	78,000	62,509
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	5,290	13,649
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	5,840	41,150
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	5,000	43,246
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	3,700	13,950
Zhejiang Juhua Co. Ltd. (A Shares)	11,400	23,813
Zhejiang Longsheng Group Co. Ltd. (A Shares)	11,600	15,704
Zhejiang NHU Co. Ltd. (A Shares)	10,632	24,560
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,800	26,513
Zhejiang Supcon Technology Co. Ltd. (A Shares)	2,853	21,645
Zhejiang Supor Cookware Co. Ltd.	1,700	11,902
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	6,240	15,873
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	5,900	17,916
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	2,300	12,194
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	42,200	28,477
Zheshang Securities Co. Ltd.	16,700	25,391
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	46,100	150,142
Zhongji Innolight Co. Ltd. (A Shares)	3,300	59,136
Zhongjin Gold Co. Ltd. (A Shares)	18,400	27,409
Zhongsheng Group Holdings Ltd. Class H	46,500	162,475
Zhongtai Securities Co. Ltd. (A Shares)	26,300	28,425
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	4,183	26,353
(H Shares)	31,900	126,800
Zhuzhou Kibing Group Co. Ltd. (A Shares)	8,200	10,516
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	10,900	10,072
Zijin Mining Group Co. Ltd.:
(A Shares)	72,100	131,324
(H Shares)	398,000	681,799
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	25,800	24,887
(H Shares)	10,200	5,558
ZTE Corp. (H Shares)	74,000	269,474
ZTO Express, Inc. sponsored ADR	29,738	826,716
TOTAL CHINA		153,312,662
Colombia - 0.0%
Bancolombia SA	14,586	124,173
Interconexion Electrica SA ESP	27,677	121,197
TOTAL COLOMBIA		245,370
Czech Republic - 0.0%
CEZ A/S	10,558	467,227
Komercni Banka A/S	5,205	170,688
MONETA Money Bank A/S (b)	25,455	100,170
TOTAL CZECH REPUBLIC		738,085
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	219	440,430
Series B	325	667,617
Carlsberg A/S Series B	6,699	1,004,741
Chr. Hansen Holding A/S	7,142	539,544
Coloplast A/S Series B	8,045	999,957
Danske Bank A/S	46,789	1,110,457
Demant A/S (a)	6,362	253,733
DSV A/S	12,604	2,523,627
Genmab A/S (a)	4,520	1,863,143
Novo Nordisk A/S Series B	112,271	18,103,950
Novozymes A/S Series B	14,046	704,642
ORSTED A/S (b)	12,925	1,127,462
Pandora A/S	6,217	622,305
Rockwool International A/S Series B	559	150,485
Tryg A/S	23,753	469,284
Vestas Wind Systems A/S (a)	68,952	1,844,223
TOTAL DENMARK		32,425,600
Egypt - 0.0%
Commercial International Bank SAE	149,891	244,967
Commercial International Bank SAE GDR	49,558	59,668
Eastern Co. SAE	62,936	38,067
EFG-Hermes Holding SAE	61,361	32,726
TOTAL EGYPT		375,428
Finland - 0.7%
Elisa Corp. (A Shares)	9,607	501,104
Fortum Corp.	31,461	425,820
Kesko Oyj	19,100	382,103
Kone OYJ (B Shares)	23,177	1,188,532
Metso Corp.	44,119	500,854
Neste OYJ	28,873	1,062,217
Nokia Corp.	366,064	1,438,975
Nordea Bank ABP	219,629	2,484,555
Orion Oyj (B Shares)	7,278	279,596
Sampo Oyj (A Shares)	31,315	1,380,332
Stora Enso Oyj (R Shares)	40,111	491,958
UPM-Kymmene Corp.	37,068	1,226,764
Wartsila Corp.	30,934	388,586
TOTAL FINLAND		11,751,396
France - 6.5%
Accor SA	12,365	466,183
Adevinta ASA Class B (a)	17,967	132,868
Aeroports de Paris SA	1,905	263,075
Air Liquide SA	35,497	6,382,146
Airbus Group NV	40,279	5,933,098
Alstom SA	21,582	660,846
Alstom SA rights (a)(e)	21,582	5,932
Amundi SA (b)	4,019	246,574
Arkema SA	4,193	451,616
AXA SA	124,449	3,825,418
bioMerieux SA	2,703	289,943
BNP Paribas SA	75,390	4,971,807
Bollore SA	59,379	375,401
Bouygues SA	14,501	519,448
Bureau Veritas SA	19,824	544,476
Capgemini SA	11,276	2,043,421
Carrefour SA	40,891	817,458
Compagnie de St.-Gobain	33,236	2,246,663
Compagnie Generale des Etablissements Michelin SCA Series B	46,346	1,517,695
Covivio	3,078	148,704
Credit Agricole SA	82,113	1,019,463
Danone SA	43,579	2,661,228
Dassault Aviation SA	1,691	328,530
Dassault Systemes SA	45,450	1,943,172
Edenred SA	17,079	1,109,426
Eiffage SA	5,114	532,033
Engie SA	123,144	2,020,217
EssilorLuxottica SA	19,742	3,970,956
Eurazeo SA	2,983	182,029
Gecina SA	3,233	349,603
Getlink SE	25,215	443,444
Hermes International SCA	2,147	4,760,203
Ipsen SA	2,504	315,511
Kering SA	5,064	2,907,572
Klepierre SA	14,720	390,859
L'Oreal SA	16,332	7,599,417
La Francaise des Jeux SAEM (b)	7,646	291,883
Legrand SA	18,346	1,838,020
LVMH Moet Hennessy Louis Vuitton SE	18,720	17,386,536
Orange SA	127,228	1,438,165
Pernod Ricard SA	14,033	3,095,114
Publicis Groupe SA	15,750	1,269,850
Remy Cointreau SA	1,485	254,955
Renault SA	13,311	584,027
Safran SA	23,328	3,872,754
Sartorius Stedim Biotech	1,861	582,135
SEB SA	1,642	183,968
Societe Generale Series A	49,697	1,351,596
Sodexo SA	6,041	619,972
Teleperformance	3,957	573,208
Thales SA	7,024	1,049,927
TotalEnergies SE	160,593	9,757,072
Unibail-Rodamco-Westfield NV (a)	8,533	483,738
Valeo SA	13,472	304,396
Veolia Environnement SA	45,883	1,493,902
VINCI SA	35,922	4,217,408
Vivendi SA	46,800	417,931
Wendel SA	1,874	185,030
Worldline SA (a)(b)	16,103	637,920
TOTAL FRANCE		114,265,942
Germany - 5.0%
adidas AG	11,033	2,227,397
Allianz SE	27,257	6,514,405
BASF AG	60,870	3,263,303
Bayer AG	66,748	3,903,653
Bayerische Motoren Werke AG (BMW)	21,993	2,680,739
Bechtle AG	5,296	233,093
Beiersdorf AG	6,909	894,861
Brenntag SE	10,304	798,485
Carl Zeiss Meditec AG	2,807	325,141
Commerzbank AG	72,728	869,613
Continental AG	7,580	605,230
Covestro AG (a)(b)	12,903	692,744
Daimler Truck Holding AG	33,692	1,265,065
Deutsche Bank AG	132,394	1,467,317
Deutsche Borse AG	12,921	2,475,683
Deutsche Lufthansa AG (a)	40,446	408,149
Deutsche Telekom AG	219,906	4,794,222
DHL Group	68,452	3,516,286
E.ON SE	150,704	1,906,368
Evonik Industries AG	15,741	325,549
Fresenius Medical Care AG & Co. KGaA	13,773	715,294
Fresenius SE & Co. KGaA	28,229	885,508
GEA Group AG	10,608	450,094
Hannover Reuck SE	4,079	870,736
HeidelbergCement AG	10,066	815,680
HelloFresh AG (a)	10,579	301,375
Henkel AG & Co. KGaA	6,807	475,552
Infineon Technologies AG	88,722	3,898,044
Knorr-Bremse AG	4,860	341,668
LEG Immobilien AG (a)	4,912	347,592
Mercedes-Benz Group AG (Germany)	57,946	4,627,737
Merck KGaA	8,800	1,546,161
MTU Aero Engines AG	3,614	843,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,490	3,574,776
Nemetschek SE	4,028	293,363
Puma AG	7,357	497,195
Rational AG	350	261,873
Rheinmetall AG	3,007	851,015
RWE AG	43,361	1,865,539
SAP SE	70,785	9,655,896
Scout24 AG (b)	5,013	331,700
Siemens AG	51,600	8,794,819
Siemens Energy AG (a)	34,731	587,694
Siemens Healthineers AG (b)	19,140	1,111,567
Symrise AG	9,152	999,689
Talanx AG	4,275	261,810
Telefonica Deutschland Holding AG	59,029	159,076
Volkswagen AG	1,935	309,243
Vonovia SE	49,069	1,143,307
Wacker Chemie AG	1,322	205,458
Zalando SE (a)(b)	15,206	524,977
TOTAL GERMANY		86,715,335
Greece - 0.1%
Alpha Bank SA (a)	156,757	281,885
Eurobank Ergasias Services and Holdings SA (a)	179,905	314,016
Ff Group (a)(d)	256	0
Hellenic Telecommunications Organization SA	13,787	217,529
Jumbo SA	7,347	219,238
Motor Oil (HELLAS) Corinth Refineries SA	4,163	105,276
Mytilineos SA	7,503	312,328
National Bank of Greece SA (a)	35,540	244,617
OPAP SA	12,902	227,114
Public Power Corp. of Greece (a)	13,614	161,062
Terna Energy SA	3,408	65,537
TOTAL GREECE		2,148,602
Hong Kong - 1.5%
AIA Group Ltd.	791,400	7,917,753
CK Asset Holdings Ltd.	137,745	794,795
CK Infrastructure Holdings Ltd.	44,500	235,370
CLP Holdings Ltd.	113,000	919,341
Futu Holdings Ltd. ADR (a)	3,621	217,984
Hang Lung Properties Ltd.	120,000	186,180
Hang Seng Bank Ltd.	52,600	800,577
Henderson Land Development Co. Ltd.	94,010	290,601
HKT Trust/HKT Ltd. unit	253,000	298,128
Hong Kong & China Gas Co. Ltd.	757,865	648,163
Hong Kong Exchanges and Clearing Ltd.	82,249	3,435,962
Hongkong Land Holdings Ltd.	69,709	248,164
Jardine Matheson Holdings Ltd.	10,735	530,094
Kingboard Laminates Holdings Ltd.	54,500	55,696
Link (REIT)	174,560	977,002
MTR Corp. Ltd.	108,391	498,252
New World Development Co. Ltd.	98,267	241,670
Nine Dragons Paper (Holdings) Ltd.	102,000	66,833
Orient Overseas International Ltd.	10,000	166,562
Power Assets Holdings Ltd.	100,000	523,151
Prudential PLC	187,262	2,600,382
Sino Biopharmaceutical Ltd.	689,250	311,090
Sino Land Ltd.	270,105	330,752
Sun Hung Kai Properties Ltd.	99,500	1,249,384
Swire Pacific Ltd. (A Shares)	28,500	237,351
Swire Properties Ltd.	76,400	191,027
Techtronic Industries Co. Ltd.	94,000	1,061,265
Vinda International Holdings Ltd.	23,000	46,360
WH Group Ltd. (b)	591,766	322,980
Wharf Real Estate Investment Co. Ltd.	113,000	604,925
Xinyi Glass Holdings Ltd.	106,000	175,061
TOTAL HONG KONG		26,182,855
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	32,041	253,034
OTP Bank PLC	15,987	581,760
Richter Gedeon PLC	9,069	228,771
TOTAL HUNGARY		1,063,565
India - 3.9%
ABB India Ltd.	3,601	199,351
ACC Ltd.	4,144	101,680
Adani Enterprises Ltd.	11,007	333,556
Adani Green Energy Ltd. (a)	20,465	272,062
Adani Ports & Special Economic Zone Ltd.	35,340	334,256
Adani Power Ltd. (a)	50,427	167,579
Ambuja Cements Ltd.	37,614	211,762
Apollo Hospitals Enterprise Ltd.	6,721	422,796
Asian Paints Ltd.	25,776	1,058,543
AU Small Finance Bank Ltd. (b)	10,166	90,220
Aurobindo Pharma Ltd.	17,169	171,659
Avenue Supermarts Ltd. (a)(b)	10,910	497,848
Axis Bank Ltd.	155,485	1,803,467
Bajaj Auto Ltd.	4,793	287,405
Bajaj Finance Ltd.	18,620	1,652,865
Bajaj Finserv Ltd.	24,959	485,068
Bajaj Holdings & Investment Ltd.	1,723	158,043
Balkrishna Industries Ltd.	5,042	155,867
Bandhan Bank Ltd. (a)(b)	46,121	125,285
Bank of Baroda	66,869	164,408
Berger Paints India Ltd.	17,028	141,293
Bharat Electronics Ltd.	259,014	411,638
Bharat Forge Ltd.	16,296	184,568
Bharat Petroleum Corp. Ltd.	49,924	229,162
Bharti Airtel Ltd.	153,737	1,663,552
Britannia Industries Ltd.	7,598	442,904
Cg Power & Industrial Soluti	39,192	191,600
Cholamandalam Investment and Finance Co. Ltd.	28,819	396,717
Cipla Ltd./India	37,433	534,822
Coal India Ltd.	103,238	287,783
Colgate-Palmolive Ltd.	8,154	200,221
Container Corp. of India Ltd.	22,665	191,456
Dabur India Ltd.	47,058	329,360
Divi's Laboratories Ltd.	7,756	347,464
DLF Ltd.	44,293	279,390
Dr. Reddy's Laboratories Ltd.	7,144	489,973
Eicher Motors Ltd.	8,996	368,142
GAIL India Ltd.	150,064	217,323
Godrej Consumer Products Ltd. (a)	28,532	359,408
Godrej Properties Ltd. (a)	7,968	168,632
Grasim Industries Ltd.	18,621	418,757
Havells India Ltd.	16,763	271,920
HCL Technologies Ltd.	63,903	867,710
HDFC Bank Ltd.	188,132	3,777,357
HDFC Standard Life Insurance Co. Ltd. (b)	67,004	527,013
Hero Motocorp Ltd.	7,388	287,803
Hindalco Industries Ltd.	88,567	498,189
Hindustan Aeronautics Ltd.	6,021	290,032
Hindustan Petroleum Corp. Ltd. (a)	36,200	124,305
Hindustan Unilever Ltd.	56,377	1,755,474
ICICI Bank Ltd.	350,093	4,267,204
ICICI Lombard General Insurance Co. Ltd. (b)	17,332	291,993
ICICI Prudential Life Insurance Co. Ltd. (b)	23,276	164,013
Indian Oil Corp. Ltd.	201,963	230,229
Indian Railway Catering & Tourism Corp. Ltd.	14,494	112,908
Indraprastha Gas Ltd.	20,882	117,588
Info Edge India Ltd.	4,579	255,403
Infosys Ltd.	225,817	3,737,923
InterGlobe Aviation Ltd. (a)(b)	9,935	313,235
ITC Ltd.	198,324	1,123,048
Jindal Steel & Power Ltd.	22,673	184,370
Jio Financial Services Ltd. (d)	201,374	641,170
JSW Steel Ltd. (a)	39,848	395,742
Jubilant Foodworks Ltd.	24,538	142,770
Kotak Mahindra Bank Ltd.	74,620	1,684,530
Larsen & Toubro Ltd.	46,924	1,529,908
Ltimindtree Ltd. (b)	6,351	377,759
Lupin Ltd.	12,568	150,597
Mahindra & Mahindra Ltd.	63,862	1,145,540
Marico Ltd.	35,368	241,069
Maruti Suzuki India Ltd.	9,354	1,117,015
Max Healthcare Institute Ltd. (a)	54,176	391,893
Mphasis BFL Ltd.	4,995	139,388
MRF Ltd.	116	145,220
Muthoot Finance Ltd.	7,549	123,956
Nestle India Ltd.	2,338	641,168
NTPC Ltd.	300,057	796,662
Oil & Natural Gas Corp. Ltd.	216,047	465,116
Page Industries Ltd.	388	178,360
Petronet LNG Ltd.	51,294	145,668
PI Industries Ltd.	4,881	214,594
Pidilite Industries Ltd.	10,181	323,721
Power Grid Corp. of India Ltd.	238,328	771,002
Reliance Industries Ltd.	206,614	6,404,557
Samvardhana Motherson International Ltd.	149,061	178,170
SBI Cards & Payment Services Ltd.	21,565	224,290
SBI Life Insurance Co. Ltd. (b)	31,458	490,441
Shree Cement Ltd.	599	175,595
Shriram Transport Finance Co. Ltd.	18,492	425,683
Siemens Ltd.	6,352	307,636
Sona Blw Precision Forgings Ltd. (b)	26,085	180,825
SRF Ltd.	11,155	294,413
State Bank of India	119,241	899,237
Sun Pharmaceutical Industries Ltd.	64,604	898,203
Tata Consultancy Services Ltd.	62,210	2,588,137
Tata Consumer Products Ltd.	38,955	407,029
Tata Elxsi Ltd.	2,213	192,653
Tata Motors Ltd.	114,490	896,959
Tata Power Co. Ltd./The	91,225	262,560
Tata Steel Ltd.	497,915	745,601
Tech Mahindra Ltd.	37,345	506,546
The Indian Hotels Co. Ltd.	55,911	268,609
Titan Co. Ltd.	23,763	868,011
Torrent Pharmaceuticals Ltd.	7,538	183,578
Trent Ltd.	11,632	248,524
Tube Investments of India Ltd.	6,828	255,651
Tvs Motor Co. Ltd.	17,031	285,099
Ultratech Cement Ltd.	7,757	784,580
United Spirits Ltd. (a)	22,098	272,960
UPL Ltd.	32,622	247,799
Varun Beverages Ltd.	29,968	293,121
Vedanta Ltd.	55,051	184,753
Wipro Ltd.	95,696	472,035
Yes Bank Ltd. (a)	825,227	170,083
Zomato Ltd. (a)	299,752	306,531
TOTAL INDIA		68,428,319
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	279,700	135,862
PT Adaro Energy Indonesia Tbk	876,400	140,061
PT Aneka Tambang Tbk	520,500	68,514
PT Astra International Tbk	1,380,100	626,902
PT Bank Central Asia Tbk	3,806,200	2,303,155
PT Bank Mandiri (Persero) Tbk	2,510,100	952,939
PT Bank Negara Indonesia (Persero) Tbk	526,700	309,978
PT Bank Rakyat Indonesia (Persero) Tbk	4,698,210	1,760,271
PT Barito Pacific Tbk	1,742,095	89,531
PT Charoen Pokphand Indonesia Tbk (a)	494,400	169,663
PT GoTo Gojek Tokopedia Tbk (a)	57,303,500	429,396
PT Indah Kiat Pulp & Paper Tbk	165,100	100,177
PT Indofood CBP Sukses Makmur Tbk	195,200	144,976
PT Kalbe Farma Tbk	1,325,100	168,274
PT Merdeka Copper Gold Tbk (a)	789,961	183,870
PT Sarana Menara Nusantara Tbk	1,370,700	92,259
PT Semen Indonesia (Persero) Tbk	204,782	94,718
PT Sumber Alfaria Trijaya Tbk	1,271,300	227,620
PT Telkom Indonesia Persero Tbk	3,353,700	826,271
PT Unilever Indonesia Tbk	477,600	121,934
PT United Tractors Tbk	96,600	176,321
PT Vale Indonesia Tbk	152,100	69,343
TOTAL INDONESIA		9,192,035
Ireland - 0.4%
AerCap Holdings NV (a)	11,045	704,781
AIB Group PLC	89,117	419,176
Bank of Ireland Group PLC	71,184	751,048
CRH PLC	48,098	2,865,242
CRH PLC sponsored ADR (c)	2,169	130,791
Kerry Group PLC Class A	10,834	1,076,367
Kingspan Group PLC (Ireland)	10,514	843,890
Smurfit Kappa Group PLC	17,744	702,148
TOTAL IRELAND		7,493,443
Israel - 0.4%
Azrieli Group	2,612	148,622
Bank Hapoalim BM (Reg.)	86,592	769,675
Bank Leumi le-Israel BM	105,475	842,561
Check Point Software Technologies Ltd. (a)	6,466	854,870
Elbit Systems Ltd. (Israel)	1,856	394,255
Icl Group Ltd.	54,055	358,735
Israel Discount Bank Ltd. (Class A)	85,651	454,038
Mizrahi Tefahot Bank Ltd.	10,617	383,484
NICE Ltd. (a)	4,123	891,402
NICE Ltd. sponsored ADR (a)	209	45,531
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	75,990	638,316
Tower Semiconductor Ltd. (a)	7,104	263,358
Wix.com Ltd. (a)	3,838	362,000
TOTAL ISRAEL		6,406,847
Italy - 1.4%
Amplifon SpA	8,010	271,167
Assicurazioni Generali SpA	66,588	1,418,878
Coca-Cola HBC AG	14,665	431,362
Davide Campari Milano NV	34,544	464,509
DiaSorin SpA	1,586	177,956
Enel SpA	549,868	3,791,449
Eni SpA	157,445	2,403,692
Ferrari NV (Italy)	8,513	2,727,517
FinecoBank SpA	40,951	635,537
Infrastrutture Wireless Italiane SpA (b)	21,795	273,545
Intesa Sanpaolo SpA	1,090,456	3,153,236
Mediobanca SpA	36,729	489,448
Moncler SpA	14,103	1,019,071
Nexi SpA (a)(b)	39,421	341,286
Poste Italiane SpA (b)	33,830	386,653
Prysmian SpA	17,004	677,726
Recordati SpA	7,065	364,706
Snam SpA	133,064	699,625
Telecom Italia SpA (a)	720,399	207,762
Terna - Rete Elettrica Nazionale	92,720	783,758
UniCredit SpA	125,013	3,165,361
TOTAL ITALY		23,884,244
Japan - 14.0%
Advantest Corp.	13,000	1,784,170
AEON Co. Ltd. (c)	44,700	967,115
AGC, Inc.	13,500	487,372
Aisin Seiki Co. Ltd.	10,000	324,395
Ajinomoto Co., Inc.	30,600	1,190,962
Ana Holdings, Inc. (a)	10,400	248,989
Asahi Group Holdings	32,900	1,293,892
ASAHI INTECC Co. Ltd.	14,900	305,614
Asahi Kasei Corp.	86,000	586,069
Astellas Pharma, Inc.	123,700	1,808,785
Azbil Corp.	8,200	258,222
Bandai Namco Holdings, Inc.	40,200	908,184
BayCurrent Consulting, Inc.	8,700	280,572
Bridgestone Corp.	38,400	1,590,632
Brother Industries Ltd.	15,700	244,276
Canon, Inc.	67,700	1,749,732
Capcom Co. Ltd.	11,900	535,339
Central Japan Railway Co.	9,800	1,249,239
Chiba Bank Ltd.	35,200	247,104
Chubu Electric Power Co., Inc.	42,400	531,248
Chugai Pharmaceutical Co. Ltd.	45,800	1,363,065
Concordia Financial Group Ltd.	69,300	316,384
CyberAgent, Inc.	26,900	169,778
Dai Nippon Printing Co. Ltd.	14,500	411,665
Dai-ichi Mutual Life Insurance Co.	64,200	1,311,166
Daifuku Co. Ltd.	21,700	462,935
Daiichi Sankyo Kabushiki Kaisha	125,800	3,874,592
Daikin Industries Ltd.	17,900	3,619,358
Daito Trust Construction Co. Ltd.	4,100	440,649
Daiwa House Industry Co. Ltd.	40,600	1,102,149
Daiwa House REIT Investment Corp.	145	285,383
Daiwa Securities Group, Inc.	89,800	486,100
DENSO Corp.	29,200	2,028,083
Dentsu Group, Inc.	13,600	454,273
Disco Corp.	6,300	1,184,248
East Japan Railway Co.	20,500	1,160,415
Eisai Co. Ltd.	17,300	1,091,518
ENEOS Holdings, Inc.	197,500	715,506
FANUC Corp.	65,400	2,000,745
Fast Retailing Co. Ltd.	11,900	2,974,477
Fuji Electric Co. Ltd.	8,800	396,994
FUJIFILM Holdings Corp.	25,300	1,466,623
Fujitsu Ltd.	12,000	1,550,768
GLP J-REIT	291	286,572
GMO Payment Gateway, Inc.	2,900	220,866
Hakuhodo DY Holdings, Inc.	14,900	171,031
Hamamatsu Photonics K.K.	9,800	471,590
Hankyu Hanshin Holdings, Inc.	15,900	527,634
Hikari Tsushin, Inc.	1,300	192,535
Hirose Electric Co. Ltd.	2,010	254,173
Hitachi Construction Machinery Co. Ltd.	7,300	218,438
Hitachi Ltd.	63,600	4,156,699
Honda Motor Co. Ltd.	104,400	3,328,418
Hoshizaki Corp.	7,000	268,063
Hoya Corp.	24,200	2,811,837
Hulic Co. Ltd.	25,900	220,195
Ibiden Co. Ltd.	7,500	454,750
Idemitsu Kosan Co. Ltd.	14,466	305,050
Iida Group Holdings Co. Ltd.	11,500	201,643
INPEX Corp.	66,400	855,291
Isuzu Motors Ltd.	39,100	506,254
Itochu Corp.	80,400	3,249,569
ITOCHU Techno-Solutions Corp.	6,600	167,105
Japan Airlines Co. Ltd.	9,100	196,757
Japan Exchange Group, Inc.	33,500	582,921
Japan Post Bank Co. Ltd.	96,700	804,106
Japan Post Holdings Co. Ltd.	148,600	1,085,266
Japan Post Insurance Co. Ltd.	13,000	210,034
Japan Real Estate Investment Corp.	86	345,777
Japan Retail Fund Investment Corp.	480	328,964
Japan Tobacco, Inc.	80,800	1,790,760
JFE Holdings, Inc.	33,800	545,732
JSR Corp.	11,900	340,609
Kajima Corp.	28,400	448,363
Kansai Electric Power Co., Inc.	48,400	636,193
Kao Corp.	32,000	1,215,731
Kawasaki Kisen Kaisha Ltd.	9,800	294,968
KDDI Corp.	102,000	3,002,033
Keio Corp.	6,500	215,837
Keisei Electric Railway Co.	8,800	364,953
Keyence Corp.	13,200	5,915,946
Kikkoman Corp.	9,400	540,749
Kintetsu Group Holdings Co. Ltd.	12,700	425,907
Kirin Holdings Co. Ltd.	53,400	789,186
Kobayashi Pharmaceutical Co. Ltd.	3,800	208,824
Kobe Bussan Co. Ltd.	10,300	274,252
Koei Tecmo Holdings Co. Ltd.	6,980	119,322
Koito Manufacturing Co. Ltd.	13,700	251,389
Komatsu Ltd.	63,000	1,764,910
Konami Group Corp.	7,100	397,708
Kose Corp.	2,400	234,829
Kubota Corp.	69,500	1,047,642
Kurita Water Industries Ltd.	7,200	288,931
Kyocera Corp.	21,900	1,176,703
Kyowa Hakko Kirin Co., Ltd.	18,200	347,459
Lasertec Corp.	5,200	787,186
LIXIL Group Corp.	20,400	260,619
M3, Inc.	29,630	679,596
Makita Corp.	15,400	431,588
Marubeni Corp.	104,000	1,837,444
MatsukiyoCocokara & Co.	7,700	450,044
Mazda Motor Corp.	38,700	383,923
McDonald's Holdings Co. (Japan) Ltd.	6,200	244,052
Meiji Holdings Co. Ltd.	14,900	344,366
Minebea Mitsumi, Inc.	24,400	450,731
Misumi Group, Inc.	20,300	370,213
Mitsubishi Chemical Holdings Corp.	86,600	517,110
Mitsubishi Corp.	84,100	4,294,707
Mitsubishi Electric Corp.	131,800	1,900,129
Mitsubishi Estate Co. Ltd.	76,900	942,463
Mitsubishi Heavy Industries Ltd.	22,000	1,040,888
Mitsubishi UFJ Financial Group, Inc.	774,500	6,236,471
Mitsubishi UFJ Lease & Finance Co. Ltd.	58,500	386,491
Mitsui & Co. Ltd.	89,000	3,466,411
Mitsui Chemicals, Inc.	11,400	326,939
Mitsui Fudosan Co. Ltd.	61,700	1,265,747
Mitsui OSK Lines Ltd.	24,900	643,219
Mizuho Financial Group, Inc.	163,310	2,770,614
MonotaRO Co. Ltd.	16,100	196,462
MS&AD Insurance Group Holdings, Inc.	29,200	1,086,187
Murata Manufacturing Co. Ltd.	39,100	2,322,607
NEC Corp.	16,800	848,237
Nexon Co. Ltd.	27,100	516,322
NGK Insulators Ltd.	15,600	191,018
Nidec Corp.	28,500	1,702,162
Nintendo Co. Ltd.	70,500	3,189,051
Nippon Building Fund, Inc.	104	435,694
Nippon Express Holdings, Inc.	4,900	287,080
Nippon Paint Holdings Co. Ltd.	63,500	581,148
Nippon Prologis REIT, Inc.	144	294,245
Nippon Sanso Holdings Corp.	11,300	272,601
Nippon Shinyaku Co. Ltd.	3,400	137,515
Nippon Steel & Sumitomo Metal Corp.	55,300	1,261,757
Nippon Telegraph & Telephone Corp.	2,023,700	2,320,615
Nippon Yusen KK	32,700	792,532
Nissan Chemical Corp.	9,100	408,162
Nissan Motor Co. Ltd.	155,100	683,239
Nisshin Seifun Group, Inc.	13,200	163,672
Nissin Food Holdings Co. Ltd.	4,100	345,833
Nitori Holdings Co. Ltd.	5,500	674,815
Nitto Denko Corp.	10,040	712,782
Nomura Holdings, Inc.	194,200	803,401
Nomura Real Estate Holdings, Inc.	7,100	175,822
Nomura Real Estate Master Fund, Inc.	286	340,148
Nomura Research Institute Ltd.	25,700	730,263
NTT Data Corp.	43,200	599,878
Obayashi Corp.	43,700	403,779
OBIC Co. Ltd.	4,800	785,126
Odakyu Electric Railway Co. Ltd.	19,200	280,311
Oji Holdings Corp.	60,400	238,178
Olympus Corp.	82,100	1,336,834
OMRON Corp.	12,200	653,628
Ono Pharmaceutical Co. Ltd.	26,400	483,789
Open House Group Co. Ltd.	4,900	186,129
Oracle Corp. Japan	2,400	168,294
Oriental Land Co. Ltd.	74,000	2,834,850
ORIX Corp.	79,800	1,531,886
Osaka Gas Co. Ltd.	24,700	388,561
Otsuka Corp.	7,700	320,254
Otsuka Holdings Co. Ltd.	26,700	980,617
Pan Pacific International Holdings Ltd.	25,890	511,194
Panasonic Holdings Corp.	150,300	1,855,212
Persol Holdings Co. Ltd.	13,100	258,565
Rakuten Group, Inc.	104,600	408,136
Recruit Holdings Co. Ltd.	98,000	3,394,297
Renesas Electronics Corp. (a)	86,600	1,670,847
Resona Holdings, Inc.	146,300	796,364
Ricoh Co. Ltd.	36,800	326,832
ROHM Co. Ltd.	5,900	551,576
SBI Holdings, Inc. Japan	16,800	354,209
SCSK Corp.	11,100	184,330
Secom Co. Ltd.	14,300	958,225
Seiko Epson Corp.	19,200	314,793
Sekisui Chemical Co. Ltd.	25,000	379,398
Sekisui House Ltd.	41,300	841,589
Seven & i Holdings Co. Ltd.	51,200	2,120,842
SG Holdings Co. Ltd.	21,900	319,345
Sharp Corp. (a)	14,200	84,343
Shimadzu Corp.	15,800	478,781
SHIMANO, Inc.	5,200	783,781
SHIMIZU Corp.	36,300	249,952
Shin-Etsu Chemical Co. Ltd.	123,700	4,075,278
Shionogi & Co. Ltd.	18,400	771,108
Shiseido Co. Ltd.	27,500	1,204,267
Shizuoka Financial Group	31,100	259,376
SMC Corp.	3,900	2,032,721
SoftBank Corp.	193,600	2,149,833
SoftBank Group Corp.	70,100	3,565,457
Sompo Holdings, Inc.	21,400	946,314
Sony Group Corp.	85,600	8,017,831
Square Enix Holdings Co. Ltd.	5,800	268,423
Subaru Corp.	41,000	774,235
Sumco Corp.	24,100	350,663
Sumitomo Chemical Co. Ltd.	93,200	287,006
Sumitomo Corp.	76,200	1,632,035
Sumitomo Electric Industries Ltd.	49,100	628,138
Sumitomo Metal Mining Co. Ltd.	16,600	573,383
Sumitomo Mitsui Financial Group, Inc.	88,500	4,146,374
Sumitomo Mitsui Trust Holdings, Inc.	22,600	878,011
Sumitomo Realty & Development Co. Ltd.	18,700	500,279
Suntory Beverage & Food Ltd.	9,500	337,957
Suzuki Motor Corp.	25,100	1,005,129
Sysmex Corp.	11,500	778,037
T&D Holdings, Inc.	34,400	558,805
Taisei Corp.	11,700	442,949
Takeda Pharmaceutical Co. Ltd.	107,077	3,273,864
TDK Corp.	26,776	1,023,309
Terumo Corp.	45,900	1,500,586
TIS, Inc.	14,500	367,227
Tobu Railway Co. Ltd.	13,300	351,607
Toho Co. Ltd.	7,100	276,484
Tokio Marine Holdings, Inc.	122,300	2,812,287
Tokyo Electric Power Co., Inc. (a)	99,700	395,955
Tokyo Electron Ltd.	30,500	4,577,656
Tokyo Gas Co. Ltd.	26,500	600,728
Tokyu Corp.	36,900	468,042
Toppan, Inc.	16,000	375,862
Toray Industries, Inc.	94,600	528,773
Toshiba Corp.	27,000	870,931
Tosoh Corp.	17,400	227,063
Toto Ltd.	8,700	267,302
Toyota Industries Corp.	10,000	721,189
Toyota Motor Corp.	719,000	12,089,095
Toyota Tsusho Corp.	14,400	839,616
Trend Micro, Inc.	9,000	424,490
Unicharm Corp.	27,400	1,013,764
USS Co. Ltd.	15,800	273,542
Welcia Holdings Co. Ltd.	6,400	120,384
West Japan Railway Co.	14,800	607,854
Yakult Honsha Co. Ltd.	8,600	477,499
Yamaha Corp.	9,400	363,406
Yamaha Motor Co. Ltd.	20,500	599,445
Yamato Holdings Co. Ltd.	19,200	359,262
Yaskawa Electric Corp.	16,600	720,055
Yokogawa Electric Corp.	16,100	301,765
Z Holdings Corp.	177,500	493,828
ZOZO, Inc.	7,900	153,930
TOTAL JAPAN		243,718,714
Jordan - 0.0%
Hikma Pharmaceuticals PLC	11,060	296,510
Korea (South) - 3.2%
AMOREPACIFIC Corp.	1,528	134,776
BGF Retail Co. Ltd.	449	58,896
Celltrion Healthcare Co. Ltd.	7,576	390,149
Celltrion Pharm, Inc.	1,105	76,710
Celltrion, Inc.	7,457	855,584
CJ CheilJedang Corp.	536	117,459
CJ Corp.	1,017	51,578
Cosmo AM&T Co. Ltd. (a)	1,478	209,950
Coway Co. Ltd.	3,392	108,844
Db Insurance Co. Ltd.	3,021	178,510
Delivery Hero AG (a)(b)	11,942	541,819
Doosan Bobcat, Inc.	3,097	141,795
Doosan Heavy Industries & Construction Co. Ltd. (a)	30,840	422,152
E-Mart, Inc.	1,251	74,117
Ecopro BM Co. Ltd.	3,330	1,092,000
F&F Co. Ltd.	1,051	85,135
GS Holdings Corp.	2,790	82,321
Hana Financial Group, Inc.	20,056	616,881
Hankook Tire Co. Ltd.	4,832	146,353
Hanmi Pharm Co. Ltd.	464	96,779
Hanon Systems	11,205	74,804
Hanwha Aerospace Co. Ltd.	2,272	217,292
Hanwha Solutions Corp. (a)	6,734	199,482
HD Hyundai Co. Ltd.	2,816	135,762
HD Hyundai Heavy Industries Co. Ltd. (a)	1,402	153,288
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2,823	272,420
HLB, Inc.	7,184	184,700
HMM Co. Ltd.	16,278	222,821
Hotel Shilla Co.	2,027	119,457
HYBE Co. Ltd. (a)	1,204	247,355
Hyundai Engineering & Construction Co. Ltd.	5,006	146,530
Hyundai Glovis Co. Ltd.	1,202	163,971
Hyundai Mipo Dockyard Co. Ltd. (a)	1,463	106,944
Hyundai Mobis	4,302	784,496
Hyundai Motor Co. Ltd.	8,789	1,348,217
Hyundai Steel Co.	5,608	158,665
Industrial Bank of Korea	17,180	139,702
Kakao Corp.	21,158	849,486
Kakao Games Corp. (a)	2,502	61,683
Kakao Pay Corp. (a)	1,631	64,080
KakaoBank Corp.	10,704	217,813
Kangwon Land, Inc.	5,722	69,861
KB Financial Group, Inc.	26,079	1,041,991
Kia Corp.	17,669	1,143,620
Korea Aerospace Industries Ltd.	4,664	179,592
Korea Electric Power Corp. (a)	16,534	248,531
Korea Investment Holdings Co. Ltd.	2,497	95,466
Korea Zinc Co. Ltd.	527	203,752
Korean Air Lines Co. Ltd.	13,922	268,041
KRAFTON, Inc. (a)	1,893	254,529
KT Corp.	3,989	92,153
KT&G Corp.	6,821	440,953
Kumho Petro Chemical Co. Ltd.	1,113	104,617
L&F Co. Ltd.	1,748	352,276
LG Chemical Ltd.	3,313	1,680,199
LG Corp.	6,535	427,067
LG Display Co. Ltd. (a)	14,371	151,582
LG Electronics, Inc.	7,499	636,205
LG Energy Solution (a)	2,424	1,062,392
LG H & H Co. Ltd.	465	155,762
LG Innotek Co. Ltd.	1,037	214,263
LG Uplus Corp.	12,853	100,694
Lotte Chemical Corp.	1,356	159,827
Lotte Energy Materials Corp.	1,528	65,534
Meritz Financial Holdings Co.	6,792	261,533
Mirae Asset Securities Co. Ltd.	18,991	103,002
NAVER Corp.	8,827	1,568,207
NCSOFT Corp.	938	202,984
Netmarble Corp. (a)(b)	1,298	49,981
NH Investment & Securities Co. Ltd.	8,755	67,835
Orion Corp./Republic of Korea	1,537	136,532
Pan Ocean Co., Ltd. (Korea)	16,856	63,059
Pearl Abyss Corp. (a)	2,089	91,557
POSCO	4,893	2,459,568
POSCO Chemtech Co. Ltd.	2,114	871,927
Posco International Corp.	3,391	239,121
S-Oil Corp.	2,799	164,078
Samsung Biologics Co. Ltd. (a)(b)	1,267	759,573
Samsung C&T Corp.	5,641	456,059
Samsung Electro-Mechanics Co. Ltd.	4,200	477,945
Samsung Electronics Co. Ltd.	324,208	17,711,015
Samsung Engineering Co. Ltd. (a)	11,589	335,592
Samsung Fire & Marine Insurance Co. Ltd.	2,141	408,856
Samsung Heavy Industries Co. Ltd. (a)	40,860	288,769
Samsung Life Insurance Co. Ltd.	6,008	328,208
Samsung SDI Co. Ltd.	3,773	1,963,689
Samsung SDS Co. Ltd.	2,525	253,543
Samsung Securities Co. Ltd.	3,846	108,061
Shinhan Financial Group Co. Ltd.	30,629	840,986
SK Biopharmaceuticals Co. Ltd. (a)	1,932	123,082
SK Bioscience Co. Ltd. (a)	1,738	99,705
SK Hynix, Inc.	37,369	3,609,034
SK IE Technology Co. Ltd. (a)(b)	1,611	135,288
SK Innovation Co., Ltd.	3,832	647,804
SK Square Co. Ltd. (a)	6,335	220,137
SK, Inc.	2,346	280,553
SKC Co. Ltd.	1,252	97,203
Woori Financial Group, Inc.	34,971	318,859
Yuhan Corp.	3,512	200,651
TOTAL KOREA (SOUTH)		56,443,679
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (a)	103,431	212,114
Boubyan Bank KSC	88,326	178,262
Gulf Bank	120,869	103,872
Kuwait Finance House KSCP	557,008	1,430,597
Mabanee Co. SAKC	42,766	122,924
Mobile Telecommunication Co.	135,875	230,439
National Bank of Kuwait	518,322	1,623,131
TOTAL KUWAIT		3,901,339
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	32,440	938,063
Eurofins Scientific SA	9,025	620,981
Reinet Investments SCA	9,056	219,390
TOTAL LUXEMBOURG		1,778,434
Macau - 0.1%
Galaxy Entertainment Group Ltd. (a)	151,000	1,095,872
Sands China Ltd. (a)	162,000	617,972
TOTAL MACAU		1,713,844
Malaysia - 0.4%
AMMB Holdings Bhd	111,400	95,366
Axiata Group Bhd	165,460	97,977
CelcomDigi Bhd	273,600	268,200
CIMB Group Holdings Bhd	431,543	531,174
Dialog Group Bhd	229,400	117,015
Gamuda Bhd	121,200	115,582
Genting Bhd	128,900	123,211
Genting Malaysia Bhd	191,500	110,424
Hong Leong Bank Bhd	41,000	178,039
Hong Leong Credit Bhd	13,100	53,167
IHH Healthcare Bhd	169,200	223,273
Inari Amertron Bhd	167,900	112,455
IOI Corp. Bhd	165,500	153,057
Kuala Lumpur Kepong Bhd	31,100	160,845
Malayan Banking Bhd	374,598	749,362
Malaysia Airports Holdings Bhd	49,416	75,620
Maxis Bhd	150,700	135,025
MISC Bhd	93,600	149,253
MR DIY Group M Sdn Bhd (b)	214,700	69,995
Nestle (Malaysia) Bhd	4,500	133,633
Petronas Chemicals Group Bhd	201,700	310,893
Petronas Dagangan Bhd	18,500	94,203
Petronas Gas Bhd	58,800	222,733
PPB Group Bhd	48,840	180,889
Press Metal Aluminium Holdings	250,000	279,441
Public Bank Bhd	1,010,500	934,528
QL Resources Bhd	65,500	79,605
RHB Bank Bhd	116,967	147,603
Sime Darby Bhd	161,900	78,275
Sime Darby Plantation Bhd	134,116	135,336
Telekom Malaysia Bhd	68,521	77,350
Tenaga Nasional Bhd	186,100	396,221
Top Glove Corp. Bhd (a)	339,700	69,311
TOTAL MALAYSIA		6,659,061
Mexico - 0.8%
Alfa SA de CV Series A	206,900	126,895
America Movil S.A.B. de CV Series L	2,164,600	2,268,661
Arca Continental S.A.B. de CV	35,900	359,665
Banco del Bajio SA (b)	49,700	151,519
CEMEX S.A.B. de CV unit (a)	1,045,680	794,330
Coca-Cola FEMSA S.A.B. de CV unit	34,910	294,708
Fibra Uno Administracion SA de CV	191,800	288,187
Fomento Economico Mexicano S.A.B. de CV unit	132,200	1,498,293
Gruma S.A.B. de CV Series B	12,375	221,989
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	26,400	503,011
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	13,860	392,036
Grupo Bimbo S.A.B. de CV Series A	89,100	461,915
Grupo Carso SA de CV Series A1	38,500	306,138
Grupo Financiero Banorte S.A.B. de CV Series O	176,400	1,671,929
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	139,000	337,435
Grupo Mexico SA de CV Series B	212,700	1,105,608
Grupo Televisa SA de CV	160,900	170,269
Industrias Penoles SA de CV (a)	12,620	180,448
Kimberly-Clark de Mexico SA de CV Series A	101,200	237,634
Operadora de Sites Mexicanos, SA de CV	80,600	81,683
Orbia Advance Corp. S.A.B. de CV	77,400	175,600
Promotora y Operadora de Infraestructura S.A.B. de CV	12,940	134,044
Southern Copper Corp.	6,024	526,739
Wal-Mart de Mexico SA de CV Series V	355,400	1,479,542
TOTAL MEXICO		13,768,278
Netherlands - 3.6%
ABN AMRO Bank NV GDR (Bearer) (b)	27,366	465,175
Adyen BV (a)(b)	1,474	2,735,767
AEGON NV	116,324	631,440
Akzo Nobel NV	11,428	977,061
Argenx SE (a)	3,790	1,908,794
ASM International NV (Netherlands)	3,197	1,521,160
ASML Holding NV (Netherlands)	27,350	19,589,952
Euronext NV (b)	5,947	452,807
EXOR NV	7,253	677,369
Ferrovial SE	34,857	1,155,124
Heineken Holding NV	7,706	631,643
Heineken NV (Bearer)	17,479	1,710,870
IMCD NV	3,724	564,842
ING Groep NV (Certificaten Van Aandelen)	245,198	3,579,074
JDE Peet's BV	8,197	247,306
Koninklijke Ahold Delhaize NV	65,804	2,268,174
Koninklijke KPN NV	217,881	788,349
Koninklijke Philips Electronics NV	63,318	1,315,345
NN Group NV	17,259	661,892
OCI NV	7,387	210,198
Randstad NV	7,197	421,610
Shell PLC (London)	464,182	14,068,324
Stellantis NV (Italy)	152,327	3,122,563
Universal Music Group NV	55,637	1,427,084
Wolters Kluwer NV	17,482	2,195,091
TOTAL NETHERLANDS		63,327,014
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	85,742	447,337
Fisher & Paykel Healthcare Corp.	39,197	598,163
Mercury Nz Ltd.	44,650	182,755
Meridian Energy Ltd.	97,601	342,200
Spark New Zealand Ltd.	126,628	407,400
Xero Ltd. (a)	9,547	783,699
TOTAL NEW ZEALAND		2,761,554
Norway - 0.4%
Aker BP ASA	21,452	599,637
DNB Bank ASA	62,821	1,294,583
Equinor ASA	64,745	1,980,451
Gjensidige Forsikring ASA	13,616	215,222
Kongsberg Gruppen ASA	5,580	241,918
Mowi ASA	29,750	523,228
Norsk Hydro ASA	90,259	591,144
Orkla ASA	51,966	410,599
Salmar ASA	4,636	214,211
Telenor ASA	46,886	501,934
TOTAL NORWAY		6,572,927
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	14,294	110,350
Credicorp Ltd. (United States)	4,591	721,017
TOTAL PERU		831,367
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	108,780	106,562
ACEN Corp. (a)	46,500	4,420
Ayala Corp.	19,300	216,123
Ayala Land, Inc.	445,300	222,164
Bank of the Philippine Islands (BPI)	143,506	299,189
BDO Unibank, Inc.	159,116	420,388
International Container Terminal Services, Inc.	70,360	278,007
JG Summit Holdings, Inc.	173,451	135,963
Jollibee Food Corp.	31,680	147,094
Manila Electric Co.	17,080	110,715
Metropolitan Bank & Trust Co.	118,733	129,716
PLDT, Inc.	4,815	114,852
SM Investments Corp.	17,095	283,879
SM Prime Holdings, Inc.	664,400	404,060
Universal Robina Corp.	52,860	118,001
TOTAL PHILIPPINES		2,991,133
Poland - 0.2%
Allegro.eu SA (a)(b)	30,646	270,222
Bank Polska Kasa Opieki SA	12,019	354,961
CD Projekt RED SA	4,049	165,118
Cyfrowy Polsat SA	18,168	73,250
Dino Polska SA (a)(b)	3,368	375,255
KGHM Polska Miedz SA (Bearer)	10,065	311,701
LPP SA	72	248,050
mBank SA (a)	885	105,653
Orlen SA	39,655	707,734
PGE Polska Grupa Energetyczna SA (a)	54,683	116,338
Powszechna Kasa Oszczednosci Bank SA	60,340	612,491
Powszechny Zaklad Ubezpieczen SA	39,942	404,141
Santander Bank Polska SA (a)	2,535	251,497
TOTAL POLAND		3,996,411
Portugal - 0.1%
Energias de Portugal SA	196,136	916,519
Galp Energia SGPS SA Class B	34,333	456,765
Jeronimo Martins SGPS SA	18,718	509,572
TOTAL PORTUGAL		1,882,856
Qatar - 0.3%
Barwa Real Estate Co. (a)	138,973	107,284
Dukhan Bank	116,377	132,107
Industries Qatar QSC (a)	100,413	367,721
Masraf al Rayan	396,359	273,313
Mesaieed Petrochemical Holding Co. (a)	339,753	182,011
Ooredoo QSC	50,692	159,178
Qatar Electricity & Water Co. (a)	28,356	141,390
Qatar Fuel Co. (a)	38,467	177,540
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	160,625	185,998
Qatar International Islamic Bank QSC (a)	66,834	190,587
Qatar Islamic Bank	114,595	665,847
Qatar National Bank SAQ (a)	316,422	1,476,056
The Commercial Bank of Qatar (a)	227,965	391,423
TOTAL QATAR		4,450,455
Romania - 0.0%
NEPI Rockcastle PLC	37,722	226,010
Russia - 0.0%
Alrosa Co. Ltd. (d)	120,680	20,361
Gazprom OAO (d)	601,730	63,856
Inter Rao Ues JSC (d)	1,756,400	9,821
LUKOIL PJSC (d)	21,149	6,639
Magnit OJSC GDR (Reg. S) (a)(d)	18,175	89
MMC Norilsk Nickel PJSC (a)(d)	2,499	16,855
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	6,705	16,092
Mobile TeleSystems OJSC sponsored ADR (a)(d)	21,752	21,665
Moscow Exchange MICEX-RTS OAO (d)	72,930	14,218
Novatek PJSC GDR (Reg. S) (a)(d)	4,511	198,484
Novolipetsk Steel OJSC (a)(d)	71,070	692
Ozon Holdings PLC ADR (a)(d)	2,304	4,895
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	6,442	132
sponsored GDR (Reg. S) (a)(d)	42	1
Polyus PJSC (a)(d)	1,749	4,171
Rosneft Oil Co. OJSC (d)	55,210	9,364
Sberbank of Russia (d)	551,355	3,438
Severstal PAO (a)(d)	7,553	171
Severstal PAO GDR (Reg. S) (a)(d)	2,375	56
Surgutneftegas OJSC (d)	351,800	4,366
Tatneft PAO (d)	71,609	9,033
TCS Group Holding PLC GDR (a)(d)	6,170	7,968
United Co. RUSAL International PJSC (d)	141,950	17,350
VK Co. Ltd. GDR (Reg. S) (a)(d)	6,898	2,078
VTB Bank OJSC (a)(d)	152,910,000	5,925
X5 Retail Group NV GDR (Reg. S) (a)(d)	5,899	1,411
Yandex NV Class A (a)(d)	15,310	57,969
TOTAL RUSSIA		497,100
Saudi Arabia - 1.1%
ACWA Power Co.	5,783	284,248
Advanced Polypropylene Co.	8,341	101,161
Al Rajhi Bank	133,375	2,652,142
Alinma Bank	67,820	668,872
Almarai Co. Ltd.	16,063	295,005
Arab National Bank	47,746	339,170
Arabian Internet and Communications Services Co. Ltd.	1,585	154,208
Bank Al-Jazira	25,923	127,003
Bank Albilad	34,442	401,652
Banque Saudi Fransi	41,615	472,545
Bupa Arabia for Cooperative Insurance Co.	4,910	225,895
Dallah Healthcare Co.	2,196	103,256
Dar Al Arkan Real Estate Development Co. (a)	33,508	151,124
Dr Sulaiman Al Habib Medical Services Group Co.	6,089	469,059
Elm Co.	1,577	285,925
Emaar The Economic City (a)	28,278	67,838
Etihad Etisalat Co.	27,215	339,861
Jarir Marketing Co.	36,429	150,509
Luberef	3,252	128,464
Mobile Telecommunications Co. Saudi Arabia	30,556	109,303
Mouwasat Medical Services Co.	3,198	213,962
Nahdi Medical Co.	2,533	117,346
National Industrialization Co. (a)	20,242	76,185
Rabigh Refining & Petrochemical Co. (a)	27,968	77,532
Riyad Bank	98,143	831,898
Sabic Agriculture-Nutrients Co.	16,003	615,106
Sahara International Petrochemical Co.	23,227	234,028
Saudi Arabian Mining Co.	86,737	1,026,528
Saudi Arabian Oil Co. (b)	178,857	1,544,665
Saudi Awwal Bank	67,522	685,731
Saudi Basic Industries Corp.	61,774	1,411,140
Saudi Electricity Co.	53,599	320,600
Saudi Industrial Investment Group	23,639	157,400
Saudi Investment Bank/The	31,191	148,822
Saudi Kayan Petrochemical Co. (a)	46,298	151,299
Saudi Research & Marketing Group (a)	2,353	117,412
Saudi Tadawul Group Holding Co.	3,200	171,788
Saudi Telecom Co.	137,505	1,554,060
The Saudi National Bank	200,460	2,059,850
The Savola Group	17,291	194,959
Yanbu National Petrochemical Co.	17,540	214,131
TOTAL SAUDI ARABIA		19,451,682
Singapore - 1.0%
CapitaLand Ascendas REIT	233,058	492,493
CapitaLand Investment Ltd.	178,645	456,772
CapitaMall Trust	357,423	548,331
City Developments Ltd.	30,800	171,169
DBS Group Holdings Ltd.	123,126	3,172,248
Genting Singapore Ltd.	389,800	275,550
Grab Holdings Ltd. (a)	128,854	493,511
Jardine Cycle & Carriage Ltd.	7,600	195,923
Keppel Corp. Ltd.	97,600	541,672
Mapletree Logistics Trust (REIT)	243,427	309,375
Mapletree Pan Asia Commercial Trust	160,700	199,402
Oversea-Chinese Banking Corp. Ltd.	227,752	2,277,948
Sea Ltd. ADR (a)	24,881	1,655,084
Seatrium Ltd. (a)	2,664,814	282,563
Singapore Airlines Ltd.	90,100	510,211
Singapore Exchange Ltd.	57,400	419,142
Singapore Technologies Engineering Ltd.	105,900	297,054
Singapore Telecommunications Ltd.	553,500	1,107,208
STMicroelectronics NV (France)	46,567	2,490,699
United Overseas Bank Ltd.	85,803	1,942,222
UOL Group Ltd.	26,900	142,212
Venture Corp. Ltd.	18,100	203,901
TOTAL SINGAPORE		18,184,690
South Africa - 1.0%
Absa Group Ltd.	58,271	617,289
African Rainbow Minerals Ltd.	6,898	77,432
Anglo American Platinum Ltd.	4,242	211,206
Anglo American PLC (United Kingdom)	86,539	2,661,229
Aspen Pharmacare Holdings Ltd.	24,321	260,825
Bid Corp. Ltd.	23,030	545,496
Bidvest Group Ltd./The	18,688	289,979
Capitec Bank Holdings Ltd.	5,979	599,583
Clicks Group Ltd.	15,787	247,631
Discovery Ltd. (a)	34,899	308,307
Exxaro Resources Ltd.	14,917	135,142
FirstRand Ltd.	343,136	1,396,624
Foschini Group Ltd./The	21,099	127,877
Gold Fields Ltd.	59,581	924,053
Growthpoint Properties Ltd.	267,382	189,431
Harmony Gold Mining Co. Ltd.	35,613	153,772
Impala Platinum Holdings Ltd.	59,506	429,816
Kumba Iron Ore Ltd.	3,985	108,874
Mr Price Group Ltd.	20,949	184,437
MTN Group Ltd.	114,462	896,367
MultiChoice Group Ltd.	21,192	104,883
Naspers Ltd. Class N	13,318	2,616,813
Nedbank Group Ltd.	30,663	402,925
Northam Platinum Holdings Ltd. (a)	22,799	192,629
Old Mutual Ltd.	331,951	241,486
OUTsurance Group Ltd.	49,704	107,475
Pepkor Holdings Ltd. (b)	125,121	121,597
Remgro Ltd.	42,115	378,626
Sanlam Ltd.	122,743	451,405
Sasol Ltd.	39,514	551,699
Shoprite Holdings Ltd.	34,019	491,536
Sibanye-Stillwater Ltd.	196,324	373,096
Standard Bank Group Ltd.	91,105	973,009
Vodacom Group Ltd.	41,374	272,923
Woolworths Holdings Ltd.	66,982	299,633
TOTAL SOUTH AFRICA		17,945,105
Spain - 1.6%
Acciona SA	1,595	239,117
ACS Actividades de Construccion y Servicios SA	15,372	537,299
Aena SME SA (b)	5,016	801,894
Amadeus IT Holding SA Class A	30,724	2,203,199
Banco Bilbao Vizcaya Argentaria SA	409,612	3,246,739
Banco Santander SA (Spain)	1,117,491	4,528,389
CaixaBank SA	281,893	1,140,314
Cellnex Telecom SA (b)	38,659	1,578,657
Corp. ACCIONA Energias Renovables SA	4,346	136,759
EDP Renovaveis SA	18,804	359,125
Enagas SA	16,080	285,266
Endesa SA	21,426	459,025
Grifols SA (a)	21,116	309,948
Iberdrola SA	406,758	5,078,301
Industria de Diseno Textil SA	74,265	2,842,702
Naturgy Energy Group SA	8,171	249,217
Redeia Corp. SA	27,083	452,771
Repsol SA	89,138	1,360,907
Telefonica SA	359,297	1,530,880
TOTAL SPAIN		27,340,509
Sweden - 1.8%
Alfa Laval AB	19,878	743,839
ASSA ABLOY AB (B Shares)	67,928	1,633,186
Atlas Copco AB:
(A Shares)	186,233	2,645,605
(B Shares)	100,456	1,240,145
Beijer Ref AB (B Shares)	26,590	361,727
Boliden AB	18,528	545,821
Embracer Group AB (a)(c)	50,452	145,009
Epiroc AB:
(A Shares)	44,019	878,867
(B Shares)	25,771	437,743
EQT AB	23,873	570,154
Ericsson (B Shares)	199,801	1,005,094
Essity AB (B Shares)	41,500	1,028,590
Evolution AB (b)	12,481	1,539,020
Fastighets AB Balder (a)	41,871	195,465
Getinge AB (B Shares)	15,864	295,611
H&M Hennes & Mauritz AB (B Shares)	43,844	737,446
Hexagon AB (B Shares)	142,115	1,377,920
Holmen AB (B Shares)	6,141	236,565
Husqvarna AB (B Shares)	29,528	289,911
Industrivarden AB:
(A Shares)	8,615	244,543
(C Shares)	10,709	303,271
Indutrade AB	17,924	376,141
Investment AB Latour (B Shares)	9,583	193,000
Investor AB:
(A Shares)	31,763	644,831
(B Shares)	114,764	2,343,491
Kinnevik AB (B Shares) (a)	17,800	242,910
L E Lundbergforetagen AB	5,130	226,031
Lifco AB	15,329	309,160
Nibe Industrier AB (B Shares)	103,404	930,660
Saab AB (B Shares)	5,649	297,734
Sagax AB	12,274	272,732
Sandvik AB	72,964	1,481,960
Securitas AB (B Shares)	35,164	299,180
Skandinaviska Enskilda Banken AB (A Shares)	109,580	1,327,798
Skanska AB (B Shares)	23,499	374,595
SKF AB (B Shares)	23,836	454,239
Svenska Cellulosa AB SCA (B Shares)	41,261	547,983
Svenska Handelsbanken AB (A Shares)	97,426	855,396
Swedbank AB (A Shares)	57,813	1,059,718
Swedish Orphan Biovitrum AB (a)(c)	12,420	243,057
Tele2 AB (B Shares)	34,749	261,515
Telia Co. AB	175,455	377,199
Volvo AB:
(A Shares)	16,481	373,572
(B Shares)	99,417	2,191,605
Volvo Car AB (a)	41,960	207,281
TOTAL SWEDEN		32,347,320
Switzerland - 3.9%
ABB Ltd. (Reg.)	106,868	4,288,350
Adecco SA (Reg.)	11,044	448,447
Alcon, Inc. (Switzerland)	33,939	2,881,536
Bachem Holding AG (B Shares)	2,150	198,099
Baloise Holdings AG	3,249	502,225
Banque Cantonale Vaudoise	1,976	221,607
Barry Callebaut AG	246	460,659
BKW AG	1,369	245,056
Clariant AG (Reg.)	14,453	235,842
Compagnie Financiere Richemont SA Series A	35,484	5,714,091
DSM-Firmenich AG	11,923	1,317,489
Dufry AG (a)	6,990	360,221
Ems-Chemie Holding AG	491	408,768
Geberit AG (Reg.)	2,319	1,312,075
Givaudan SA	630	2,123,238
Helvetia Holding AG (Reg.)	2,559	377,959
Julius Baer Group Ltd.	14,625	1,035,853
Kuehne & Nagel International AG	3,765	1,176,063
Lindt & Spruengli AG	7	849,263
Lindt & Spruengli AG (participation certificate)	72	880,133
Logitech International SA (Reg.)	11,235	792,074
Lonza Group AG	5,063	2,933,120
Novartis AG	139,026	14,555,635
Partners Group Holding AG	1,547	1,734,953
Schindler Holding AG:
(participation certificate)	2,685	650,275
(Reg.)	1,568	362,489
SGS SA (Reg.)	10,366	1,003,733
Sig Group AG	20,635	551,339
Sika AG	9,931	3,082,761
Sonova Holding AG	3,567	991,913
Straumann Holding AG	7,646	1,263,885
Swatch Group AG (Bearer)	1,958	625,087
Swatch Group AG (Bearer) (Reg.)	3,441	206,369
Swiss Life Holding AG	2,111	1,338,181
Swiss Prime Site AG	5,078	491,466
Swisscom AG	1,762	1,132,303
Temenos Group AG	4,176	358,004
UBS Group AG	223,272	4,935,001
VAT Group AG (b)	1,795	761,802
Zurich Insurance Group Ltd.	10,178	4,911,304
TOTAL SWITZERLAND		67,718,668
Taiwan - 4.0%
Accton Technology Corp.	34,000	412,501
Acer, Inc.	206,000	228,991
Advantech Co. Ltd.	31,674	393,838
ASE Technology Holding Co. Ltd.	210,500	768,991
Asia Cement Corp.	155,000	198,390
ASUSTeK Computer, Inc.	49,000	566,474
AUO Corp.	450,600	296,240
Catcher Technology Co. Ltd.	44,000	242,457
Cathay Financial Holding Co. Ltd.	636,872	925,392
Chailease Holding Co. Ltd.	101,054	667,574
Chang Hwa Commercial Bank	363,054	217,353
Cheng Shin Rubber Industry Co. Ltd.	118,000	144,099
China Airlines Ltd.	186,000	147,389
China Development Financial Ho	1,100,313	438,574
China Steel Corp.	811,000	719,922
Chunghwa Telecom Co. Ltd.	260,000	957,316
Compal Electronics, Inc.	275,000	265,952
CTBC Financial Holding Co. Ltd.	1,213,000	1,011,283
Delta Electronics, Inc.	133,000	1,543,908
E Ink Holdings, Inc.	60,000	428,762
E.SUN Financial Holdings Co. Ltd.	951,871	781,486
ECLAT Textile Co. Ltd.	14,000	240,996
eMemory Technology, Inc.	5,000	294,575
EVA Airways Corp.	167,000	194,920
Evergreen Marine Corp. (Taiwan)	66,343	219,135
Far Eastern New Century Corp.	200,000	188,655
Far EasTone Telecommunications Co. Ltd.	106,000	239,027
Feng Tay Enterprise Co. Ltd.	28,200	189,875
First Financial Holding Co. Ltd.	720,893	665,119
Formosa Chemicals & Fibre Corp.	231,000	479,813
Formosa Petrochemical Corp.	70,000	178,301
Formosa Plastics Corp.	267,000	705,533
Fubon Financial Holding Co. Ltd.	507,921	1,056,623
Giant Manufacturing Co. Ltd.	19,688	145,068
Global Unichip Corp.	6,000	311,567
GlobalWafers Co. Ltd.	14,000	228,546
Hon Hai Precision Industry Co. Ltd. (Foxconn)	849,800	2,928,390
Hotai Motor Co. Ltd.	20,000	481,484
Hua Nan Financial Holdings Co. Ltd.	591,281	417,837
Innolux Corp.	620,570	328,161
Inventec Corp.	184,000	372,254
Largan Precision Co. Ltd.	7,000	483,548
Lite-On Technology Corp.	134,000	640,507
MediaTek, Inc.	103,000	2,257,194
Mega Financial Holding Co. Ltd.	765,200	978,190
Micro-Star International Co. Ltd.	48,000	296,513
momo.com, Inc.	4,600	87,512
Nan Ya Plastics Corp.	331,000	735,883
Nan Ya Printed Circuit Board Corp.	14,000	110,271
Nanya Technology Corp.	79,000	181,404
Nien Made Enterprise Co. Ltd.	11,000	113,543
Novatek Microelectronics Corp.	39,000	525,186
Pegatron Corp.	133,000	322,721
PharmaEssentia Corp. (a)	18,000	196,087
Pou Chen Corp.	143,000	141,928
Powerchip Semiconductor Manufacturing Corp.	190,725	181,421
President Chain Store Corp.	39,000	345,582
Quanta Computer, Inc.	184,000	1,393,762
Realtek Semiconductor Corp.	31,000	423,855
Ruentex Development Co. Ltd.	111,750	126,351
Shin Kong Financial Holding Co. Ltd.	928,393	283,949
Sinopac Financial Holdings Co.	685,967	406,317
Synnex Technology International Corp.	86,000	161,697
Taishin Financial Holdings Co. Ltd.	747,482	433,258
Taiwan Business Bank	399,000	182,481
Taiwan Cement Corp.	428,667	507,822
Taiwan Cooperative Financial Holding Co. Ltd.	642,376	599,818
Taiwan High Speed Rail Corp.	119,000	113,951
Taiwan Mobile Co. Ltd.	129,000	386,762
Taiwan Semiconductor Manufacturing Co. Ltd.	1,672,000	30,135,249
The Shanghai Commercial & Savings Bank Ltd.	266,312	372,580
Uni-President Enterprises Corp.	332,000	793,991
Unimicron Technology Corp.	93,000	544,956
United Microelectronics Corp.	775,000	1,162,392
Vanguard International Semiconductor Corp.	58,000	142,393
Voltronic Power Technology Corp.	5,000	277,901
Walsin Lihwa Corp.	184,162	233,960
Wan Hai Lines Ltd.	44,145	70,663
Win Semiconductors Corp.	21,000	109,382
Winbond Electronics Corp.	201,000	187,364
Wistron Corp.	175,000	786,461
Wiwynn Corp.	5,629	318,225
WPG Holding Co. Ltd.	107,400	171,916
Yageo Corp.	21,213	309,578
Yang Ming Marine Transport Corp.	128,000	189,036
Yuanta Financial Holding Co. Ltd.	666,372	516,403
Zhen Ding Technology Holding Ltd.	45,000	150,067
TOTAL TAIWAN		70,312,801
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	27,500	181,911
Advanced Information Service PCL NVDR	58,900	389,621
Airports of Thailand PCL:
(For. Reg.) (a)	171,900	359,750
NVDR (a)	133,400	279,178
Asset World Corp. PCL:
(For. Reg.)	326,600	42,827
NVDR	303,100	39,745
B. Grimm Power PCL:
(For. Reg.)	25,000	28,355
NVDR	21,900	24,839
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	245,803
NVDR	497,800	418,901
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	41,258
NVDR	310,500	82,703
Banpu PCL NVDR	489,600	139,722
Berli Jucker PCL:
(For. Reg.)	16,000	16,391
NVDR	57,200	58,598
BTS Group Holdings PCL:
(For. Reg.)	53,600	12,708
NVDR	467,200	110,766
Bumrungrad Hospital PCL:
(For. Reg.)	10,800	68,280
NVDR	27,000	170,701
Carabao Group PCL NVDR	22,400	47,698
Central Pattana PCL:
(For. Reg.)	74,500	148,280
NVDR	55,700	110,862
Central Retail Corp. PCL:
(For. Reg.)	96,317	116,291
NVDR	25,400	30,667
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	65,419
NVDR	125,100	74,331
CP ALL PCL:
(For. Reg.)	143,900	267,456
NVDR	271,500	504,617
CP Axtra PCL NVDR	131,000	132,285
Delta Electronics PCL:
(For. Reg.)	16,000	52,920
NVDR	192,300	636,028
Electricity Generating PCL:
(For. Reg.)	6,900	26,962
NVDR	10,500	41,029
Energy Absolute PCL:
(For. Reg.)	54,700	99,265
NVDR	51,400	93,277
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	40,737
NVDR	19,400	32,792
Gulf Energy Development PCL:
(For. Reg.)	68,700	100,039
NVDR	150,200	218,717
Home Product Center PCL:
(For. Reg.)	187,500	77,931
NVDR	194,800	80,965
Indorama Ventures PCL:
(For. Reg.)	15,800	15,839
NVDR	95,400	95,637
Intouch Holdings PCL:
(For. Reg.)	16,900	38,089
NVDR	50,600	114,041
Kasikornbank PCL NVDR	37,600	138,668
Krung Thai Bank PCL:
(For. Reg.)	95,600	57,363
NVDR	132,300	79,384
Krungthai Card PCL:
(For. Reg.)	27,500	37,831
NVDR	38,700	53,239
Land & House PCL:
(For. Reg.)	249,000	61,949
NVDR	268,500	66,801
Minor International PCL:
(For. Reg.)	98,681	95,316
NVDR unit	102,341	98,851
Muangthai Leasing PCL:
(For. Reg.)	19,800	20,574
NVDR	24,500	25,457
Osotspa PCL:
(For. Reg.)	17,500	14,982
NVDR	66,800	57,190
PTT Exploration and Production PCL:
(For. Reg.)	33,000	154,061
NVDR	66,500	310,457
PTT Global Chemical PCL NVDR	154,100	178,163
PTT Oil & Retail Business PCL NVDR	188,600	118,134
PTT PCL:
(For. Reg.)	314,700	322,391
NVDR	385,400	394,819
Ratch Group PCL:
(For. Reg.)	15,300	16,234
NVDR unit	61,700	65,465
SCB X PCL:
(For. Reg.)	15,800	52,027
NVDR	37,100	122,165
SCG Packaging PCL NVDR	76,000	90,092
Siam Cement PCL:
(For. Reg.)	25,900	246,378
NVDR	32,100	305,356
Srisawad Corp. PCL:
(For. Reg.)	23,500	32,500
NVDR	18,400	25,447
Thai Oil PCL:
(For. Reg.)	22,133	33,201
NVDR	59,766	89,653
True Corp. PCL	319,517	67,803
True Corp. PCL NVDR	355,186	75,372
TOTAL THAILAND		9,481,554
Turkey - 0.2%
Akbank TAS	197,080	204,375
Aselsan A/S	42,453	117,545
Bim Birlesik Magazalar A/S JSC	29,756	238,664
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	87,509	135,440
Ford Otomotiv Sanayi A/S	4,446	156,700
Haci Omer Sabanci Holding A/S	67,102	143,455
Hektas Ticaret A/S (a)	70,312	79,908
Koc Holding A/S	49,532	248,186
Koza Altin Isletmeleri A/S	59,481	61,815
Pegasus Hava Tasimaciligi A/S (a)	2,845	88,974
Sasa Polyester Sanayi A/S	68,374	154,676
Tofas Turk Otomobil Fabrikasi A/S	8,249	92,463
Turk Hava Yollari AO (a)	35,971	312,812
Turkcell Iletisim Hizmet A/S	79,367	152,296
Turkiye Is Bankasi A/S Series C	234,027	131,247
Turkiye Petrol Rafinerileri A/S	62,718	240,697
Turkiye Sise ve Cam Fabrikalari A/S	86,003	170,456
Yapi ve Kredi Bankasi A/S	180,632	95,402
TOTAL TURKEY		2,825,111
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	208,722	498,946
Abu Dhabi Islamic Bank (a)	96,289	294,669
Abu Dhabi National Oil Co. for Distribution PJSC	198,760	211,050
Aldar Properties PJSC	249,244	350,838
Americana Restaurants International PLC	162,606	170,004
Dubai Islamic Bank Pakistan Ltd. (a)	207,802	325,318
Emaar Properties PJSC	446,823	822,381
Emirates NBD Bank PJSC (a)	128,841	596,340
Emirates Telecommunications Corp.	240,398	1,466,121
First Abu Dhabi Bank PJSC	306,548	1,221,885
Multiply Group (a)	251,460	221,137
NMC Health PLC (a)(d)	2,259	0
TOTAL UNITED ARAB EMIRATES		6,178,689
United Kingdom - 7.1%
3i Group PLC	66,121	1,677,568
Abrdn PLC	141,578	421,349
Admiral Group PLC	14,355	392,215
Ashtead Group PLC	29,715	2,197,324
Associated British Foods PLC	23,270	612,203
AstraZeneca PLC (United Kingdom)	105,158	15,108,710
Auto Trader Group PLC (b)	65,390	542,317
Aviva PLC	192,303	958,540
BAE Systems PLC	208,237	2,490,319
Barclays PLC	1,056,859	2,097,139
Barratt Developments PLC	69,868	409,501
Berkeley Group Holdings PLC	7,453	415,687
BP PLC	1,200,115	7,446,057
BP PLC sponsored ADR	1	37
British American Tobacco PLC (United Kingdom)	144,173	4,848,267
British Land Co. PLC	65,481	284,038
BT Group PLC	466,618	730,578
Bunzl PLC	22,914	849,265
Burberry Group PLC	25,285	721,352
Centrica PLC	378,322	670,260
CK Hutchison Holdings Ltd.	180,500	1,113,203
CNH Industrial NV	69,796	1,006,071
Coca-Cola European Partners PLC	13,921	882,452
Compass Group PLC	118,434	3,081,375
Croda International PLC	9,369	708,196
DCC PLC (United Kingdom)	6,568	380,234
Diageo PLC	152,707	6,664,483
Entain PLC	43,655	776,502
Halma PLC	25,454	730,421
Hargreaves Lansdown PLC	25,470	278,296
HSBC Holdings PLC (United Kingdom)	1,353,061	11,239,092
Imperial Brands PLC	58,305	1,377,482
Informa PLC	96,361	937,627
InterContinental Hotel Group PLC	11,978	885,261
Intertek Group PLC	10,774	603,126
J Sainsbury PLC	114,395	407,248
JD Sports Fashion PLC	185,041	374,494
Johnson Matthey PLC	13,687	316,349
Just Eat Takeaway.com NV (a)(b)	14,902	267,342
Kingfisher PLC	127,506	402,074
Land Securities Group PLC	46,847	389,224
Legal & General Group PLC	409,880	1,227,730
Lloyds Banking Group PLC	4,493,912	2,596,352
London Stock Exchange Group PLC	27,229	2,956,928
M&G PLC	152,244	391,937
National Grid PLC	247,359	3,278,702
NatWest Group PLC	390,710	1,226,455
Next PLC	8,410	760,689
Ocado Group PLC (a)	38,802	467,291
Pearson PLC	42,214	466,953
Pepco Group NV (a)	10,645	91,790
Persimmon PLC	21,014	312,563
Phoenix Group Holdings PLC	55,202	389,781
Reckitt Benckiser Group PLC	48,378	3,624,100
RELX PLC (London Stock Exchange)	128,992	4,341,451
Rentokil Initial PLC	171,114	1,395,291
Rolls-Royce Holdings PLC (a)	571,271	1,354,563
Sage Group PLC	70,050	841,991
Schroders PLC	53,653	316,254
Segro PLC	84,262	825,090
Severn Trent PLC	17,292	566,776
Smith & Nephew PLC	59,705	908,293
Smiths Group PLC	25,337	552,451
Spirax-Sarco Engineering PLC	4,922	702,727
SSE PLC	74,546	1,612,494
St. James's Place PLC	37,080	447,314
Standard Chartered PLC (United Kingdom)	163,477	1,568,032
Taylor Wimpey PLC	234,545	344,197
Tesco PLC	497,752	1,648,592
Unilever PLC	170,901	9,183,011
United Utilities Group PLC	45,175	579,174
Vodafone Group PLC	1,531,668	1,457,017
Vodafone Group PLC sponsored ADR	257	2,472
Whitbread PLC	13,511	606,704
Wise PLC (a)	42,074	419,654
WPP PLC	71,915	785,222
TOTAL UNITED KINGDOM		123,943,319
United States of America - 4.4%
Brookfield Renewable Corp.	9,894	308,379
BRP, Inc.	2,546	234,221
CSL Ltd.	32,793	5,914,706
CyberArk Software Ltd. (a)	2,917	484,251
Experian PLC	62,501	2,415,388
GSK PLC	277,838	4,945,843
Haleon PLC	345,421	1,490,984
Holcim AG	37,751	2,623,371
James Hardie Industries PLC CDI	30,280	884,343
JBS SA	50,800	201,750
Legend Biotech Corp. ADR (a)	4,098	309,481
Monday.com Ltd. (a)	1,229	222,179
Nestle SA (Reg. S)	186,340	22,830,230
Parade Technologies Ltd.	5,000	146,097
QIAGEN NV (Germany) (a)	15,926	746,829
Roche Holding AG:
(Bearer)	1,796	595,200
(participation certificate)	47,959	14,869,758
Sanofi SA	77,013	8,216,098
Schneider Electric SA	36,887	6,579,612
Swiss Re Ltd.	20,483	2,135,089
Tenaris SA	31,004	515,210
TOTAL UNITED STATES OF AMERICA		76,669,019
Zambia - 0.1%
First Quantum Minerals Ltd.	40,159	1,191,081
TOTAL COMMON STOCKS (Cost $1,598,087,946)		1,678,689,449

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	356,895	1,257,387
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	22,455	207,182
Companhia Energetica de Minas Gerais (CEMIG) (PN)	100,420	269,061
Gerdau SA	80,405	497,351
Itau Unibanco Holding SA	328,450	1,989,280
Itausa-Investimentos Itau SA (PN)	334,961	695,600
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	340,100	2,237,486
TOTAL BRAZIL		7,153,347
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	9,858	722,830
Colombia - 0.0%
Bancolombia SA (PN)	31,029	236,931
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,406	495,097
Dr. Ing. h.c. F. Porsche AG Series F (b)	7,738	946,082
Henkel AG & Co. KGaA	11,639	898,099
Porsche Automobil Holding SE (Germany)	10,446	616,375
Sartorius AG (non-vtg.)	1,756	724,600
Volkswagen AG	14,078	1,864,992
TOTAL GERMANY		5,545,245
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,236	33,422
Hyundai Motor Co. Ltd.	2,240	187,935
Hyundai Motor Co. Ltd. Series 2	2,956	250,783
LG Chemical Ltd.	649	199,365
LG H & H Co. Ltd.	375	53,298
Samsung Electronics Co. Ltd.	56,532	2,539,631
TOTAL KOREA (SOUTH)		3,264,434
Russia - 0.0%
Surgutneftegas OJSC (d)	352,900	6,227
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,192,875)		16,929,014

Government Obligations - 0.3%
	Principal Amount (f)	Value ($)
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $4,874,167)	4,900,000	4,873,491

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	39,667,605	39,675,539
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	2,031,366	2,031,569
TOTAL MONEY MARKET FUNDS (Cost $41,707,108)		41,707,108

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,661,862,096)	1,742,199,062
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,957,703
NET ASSETS - 100.0%	1,746,156,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	296	Sep 2023	32,645,840	1,126,996	1,126,996
ICE MSCI Emerging Markets Index Contracts (United States)	273	Sep 2023	14,391,195	719,108	719,108
TME S&P/TSX 60 Index Contracts (Canada)	20	Sep 2023	3,761,423	129,755	129,755

TOTAL FUTURES CONTRACTS					1,975,859
The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Security Type Abbreviations
CP	-	COMMERCIAL PAPER

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,685,450 or 2.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,595,322.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	47,496,410	213,269,238	221,090,109	1,060,651	-	-	39,675,539	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	11,111,800	88,915,747	97,995,978	106,366	-	-	2,031,569	0.0%
Total	58,608,210	302,184,985	319,086,087	1,167,017	-	-	41,707,108

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.